UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22025

Voya Separate Portfolios (SPorts) Trust

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ	85258
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	May 31

Date of reporting period:	June 1, 2015 to November 30, 2015

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Semi-Annual Report
November 30, 2015
Class I
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Voya Retirement Solution 2020 Fund

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Voya Retirement Solution 2025 Fund

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Voya Retirement Solution 2030 Fund

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Voya Retirement Solution 2035 Fund

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Voya Retirement Solution 2040 Fund

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Voya Retirement Solution 2045 Fund

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Voya Retirement Solution 2050 Fund

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Voya Retirement Solution 2055 Fund

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Voya Retirement Solution Income Fund

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This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

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PROXY VOTING INFORMATION
A description of the policies and procedures that the Funds use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Funds’ website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Funds voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Funds’ website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.
QUARTERLY PORTFOLIO HOLDINGS
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This report contains a portfolio of investments for the Funds. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Funds’ Forms N-Q, are available without charge upon request from the Fund by calling Shareholder Services toll-free at (800) 992-0180.

PRESIDENT’S LETTER

The Federal Reserve Takes Action
Dear Shareholder,
As widely expected, the Federal Reserve Board (“Fed”) on December 16, 2015, announced a 0.25% hike in the federal funds rate following the gathering of its policy-making Federal Open Market Committee (“FOMC”), bringing the interest rate target to 0.25 – 0.50%. In the statement accompanying the central bank’s unanimous decision to raise interest rates, the Fed cited considerable improvement in labor market conditions and a reasonable confidence that inflation will approach its 2% objective over the medium term. It also noted that its monetary policy stance remains “accommodative” despite the increase.
The Fed’s decision to begin raising short-term interest rates comes at a time when other major central banks — notably, in Europe, China and Japan — continue to provide massive amounts of support to their economies and are biased more toward further accommodation than anything else. The disruptions that potentially may emerge from this divergence in central bank policies is something that will demand close attention from the Fed.
Though the Fed finally has introduced the first fed funds increase in nearly ten years, many of the same risks and opportunities persist in the markets. The economic backdrop continues to induce uncertainty, which could lead to periods of intense volatility, in our view. How can investors keep their perspective in such times? Don’t let today’s uncertainties distract you from focusing on your long-term goals, and don’t risk compromising your goals for the sake of avoiding volatility now. Keep your portfolio well-diversified and thoroughly discuss any prospective changes with your financial advisor before you take action.
At Voya Investment Management, we seek to be a reliable partner committed to reliable investing, helping you and your financial advisor achieve your goals. We appreciate your continued confidence in us, and we look forward to serving your investment needs in the future.
Sincerely,

Shaun Mathews
President and Chief Executive Officer
December 21, 2015
The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and the Voya mutual funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for a Voya mutual fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any Voya mutual fund. Reference to specific company securities should not be construed as recommendations or investment advice.
For more complete information, or to obtain a prospectus for any Voya mutual fund, please call your financial advisor or Voya Investments Distributor, LLC at (800) 992-0180 or log on to www.voyainvestments.com. A prospectus should be read carefully before investing. Consider a fund’s investment objectives, risks, charges and expenses carefully before investing. A prospectus contains this information and other information about a fund. Check with your financial advisor to determine which Voya mutual funds are available for sale within their firm. Not all funds are available for sale at all firms.

Market Perspective: Six Months Ended November 30, 2015

Our fiscal year started with global equities, in the form of the MSCI World IndexSM (the “Index”) measured in local currencies, including net reinvested dividends, up 7.30% in 2015. Equity market interest had recently moved from the U.S. to Europe with the advent of the European Central Bank’s (“ECB”) quantitative easing program. But from there, attention moved East and in August an unexpected announcement from China re-awakened other concerns, sending global stocks on a roller-coaster ride, at the end of which the Index stood 2.76% lower for the fiscal half-year. (The Index returned -3.97% for the six-months ended November 30, 2015, measured in U.S. dollars.)
U.S. economic data was mixed in what was still a rather pedestrian recovery. A disappointing October employment report was followed by a very strong one in November showing that 271,000 jobs had been created the previous month. Sluggish annual wage growth improved to 2.5%, which doesn’t sound like much, but it was the best since 2009. The unemployment rate fell to 5.0%. Gross domestic product (“GDP”), initially held back by the effects of another harsh winter, rebounded to 3.9% in the second quarter of 2015, before an inventory downturn pegged it back to 2.1% in the third. Industrial production was uneven, while retail sales were still showing no acceleration despite lower gasoline prices.
Superimposed on this was the prospect of rising U.S. interest rates. The Federal Open Market Committee (“FOMC”) had not increased rates for nine years and many feared that it would feel pressed to act before the economy was really ready. But when on September 17 the FOMC left rates unchanged, citing weakness overseas, investors seemed unnerved at this new narrative rather than relieved. Perhaps sensing a credibility problem, the FOMC, tried to re-set expectations, hinting in October that a December increase was a distinct possibility. The strong November employment report may have settled the issue.
Internationally, as noted, the ECB had at last implemented a program of quantitative easing in March. Before long the economic data started to look a little less weak: the unemployment rate ticked down to 10.8%, core inflation edged above 1.0% and GDP rose 1.6% year-over-year in the third quarter of 2015. In October ECB President Draghi promised to review the program in December, a signal that it would be intensified. Sentiment suffered in the early months of the period when the integrity of the euro zone itself was threatened, as Greece wrangled over the terms of its bailout. Creditors stood firm and facing ejection, Greece finally accepted even stricter terms.
Annual GDP growth in China decelerated to 7.0% in the first and second quarters of 2015, the slowest in six years. But to many commentators 7.0% was suspiciously close to government targets and perhaps overstated. They watched nervously as the Shanghai Stock Exchange Composite Index (“Shanghai Composite”) soared 64% in 2015 by June 12, fueled by retail savings and margin debt. The Shanghai Composite was already in retreat when on August 11, global commodities and equity markets were shaken as China announced a 2% devaluation of the yuan, suggesting that the Chinese economy, the largest single contributor to global growth in recent years, was indeed weaker than had previously been admitted. By August 26 the Shanghai Composite was down 43% from its peak. But gradually the feeling grew that concerns had been overdone. The Bank of China lowered interest rates and eased bank reserve requirements and by the end of November the Shanghai Composite had regained nearly a quarter of its losses.
In U.S. fixed income markets, the Barclays U.S. Aggregate Bond Index (“Barclays Aggregate”) slipped 0.12% in the six months through November, while the Barclays U.S. Treasury Bond sub-index added 0.08%. Indices of riskier classes fared worse: the Barclays U.S. Corporate Investment Grade Bond sub-index lost 0.83%, while the Barclays High Yield Bond — 2% Issuer Constrained Composite Index (not a part of the Barclays Aggregate) sagged 5.80%. Reflecting another kind of risk, the Barclays Global Inflation Linked U.S. TIPS Index lost 1.96% as inflationary expectations receded.
U.S. equities, represented by the S&P 500® Index including dividends, edged down 0.21% over the fiscal half-year, within which August represented the worst month since September 2011, while October was the strongest since October 2011. The consumer discretionary sector did best over the six months, rising 6.70%. The most challenged sector was understandably energy, slumping 11.30%. S&P 500® earnings per share, dragged down by the energy sector, recorded their first year-over-year decline since 2012 in the second quarter of 2015, despite continuing high levels of share buybacks, and declined again the third. Shares of companies with smaller market capitalizations lagged: the Russell MidCap® Index fell 4.08% and the Russell 2000® Index fell 3.21%.
In currencies, “divergence” became the word on the experts’ lips to describe the prospect of the U.S. starting to raise interest rates just as the ECB ratcheted up its quantitative easing program. Unsurprisingly the dollar rose 4.04% against the euro. It rose less, 1.41%, against the pound, as the UK is much closer to raising rates than the euro zone. The dollar’s gains against the yen had been made before the period started and it fell 0.84% over the six months.
International markets fell sharply after the events in August, with a partial recovery in the last two months. The MSCI Japan® Index fell 6.14% for the half-year, despite renewed optimism about the profitability and governance of Japanese corporations. The MSCI Europe ex UK® Index was cushioned by the introduction and probable expansion of quantitative easing, plus the declining euro that went with it and lost just 1.35%. The MSCI UK® Index, burdened by its large, losing holdings in the energy, materials and banking sectors, dropped 7.79%.
Past performance does not guarantee future results. The performance quoted represents past performance.
Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Each Fund’s performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.voyainvestments.com to obtain performance data current to the most recent month end.
Market Perspective reflects the views of Voya Investment Management’s Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

Benchmark Descriptions

Index	Description
Barclays Global Inflation Linked U.S. TIPS Index	The index measures the performance of the U.S. Treasury Inflation Protected Securities (TIPS) market.
Barclays High Yield Bond — 2% Issuer Constrained Composite Index	An unmanaged index that includes all fixed income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $150 million, and at least one year to maturity.
Barclays U.S. Aggregate Bond Index	An unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.
Barclays U.S. Corporate Investment Grade Bond Index	The corporate component of the Barclays Capital U.S. Credit Index. The U.S. Credit Index includes publicly-issued U.S. corporate and specified foreign debentures and secured notes that meet the specified maturity, liquidity, and quality requirements. The index includes both corporate and non-corporate sectors. The corporate sectors are industrial, utility and finance, which includes both U.S. and non-U.S. corporations.
Barclays U.S. Treasury Bond Index	A market capitalization-weighted index that measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of one year or more.
MSCI Europe ex UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.
MSCI Japan® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.
MSCI UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.
MSCI World IndexSM	An unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.
Russell 2000® Index	An unmanaged index that measures the performance of securities of small U.S. companies.
Russell Midcap® Index	An unmanaged index that measures the performance of the 800 smallest companies in the Russell 1000® Index, which represents approximately 26% of the total market capitalization of the Russell 1000® Index.
S&P 500® Index	An unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.
S&P Target Date Retirement Income Index	Seeks to represent asset allocations which target an immediate retirement horizon.
S&P Target Date 2020 Index,
S&P Target Date 2025 Index,
S&P Target Date 2030 Index,
S&P Target Date 2035 Index,
S&P Target Date 2040 Index,
S&P Target Date 2045 Index,
S&P Target Date 2050 Index
and S&P Target Date 2055+ Index	Each seeks to represent the market consensus for asset allocations which target an approximate 2020, 2025, 2030, 2035, 2040, 2045, 2050, 2055 and beyond 2055 retirement horizon, respectively.
Shanghai Stock Exchange Composite Index	A capitalization-weighted index. The index tracks the daily price performance of all A-shares and B-shares listed on the Shanghai Stock Exchange. The index was developed on December 19, 1990 with a base value of 100.

Voya Retirement Solution Funds	Portfolio Managers’ Report

The Voya Retirement Solution Funds consist of Voya Retirement Solution 2020 Fund, Voya Retirement Solution 2025 Fund, Voya Retirement Solution 2030 Fund, Voya Retirement Solution 2035 Fund, Voya Retirement Solution 2040 Fund, Voya Retirement Solution 2045 Fund, Voya Retirement Solution 2050 Fund, Voya Retirement Solution 2055 Fund and Voya Retirement Solution Income Fund (each a “Fund” or collectively, the “Funds”). Each Fund seeks to achieve its investment objective* by investing in a combination of other Funds (“Underlying Funds”). The Funds are managed by Paul Zemsky, Chief Investment Officer and CFA, and Halvard Kvaale, CIMA, Portfolio Managers, of Voya Investment Management Co. LLC — the Sub-Adviser.**
The Funds seek to achieve their investment objective by investing in a combination of Underlying Funds according to target allocations determined by the Sub-Adviser. With the exception of Voya Retirement Solution Income Fund, the Funds are structured and managed around specific target retirement or financial goal dates (“target dates”). The target date is the approximate year that an investor in a Fund would plan to make withdrawals from a Fund for retirement or other financial goals. The Funds’ target allocations will change over time, gliding down a path to gradually become more conservative as the Fund approaches the target date. As a Fund nears its target date, the target allocation is anticipated to be the same as that of Voya Retirement Solution Income Fund, which is equal to approximately 35% equity securities and 65% debt instruments.
Portfolio Specifics: For the six-month period ended November 30, 2015, all of the Funds’ Class I shares provided total returns, excluding sales charges, that outperformed their target strategic allocation benchmarks, except for Voya Retirement Solution Income Fund and Voya Retirement Solution 2020 Fund. Underlying fund performance contributed positively to performance before the deduction of fees and expenses. The underlying funds with top performance relative to their benchmark include Voya International Core, Voya High Yield Bond and Voya Multi-Manager Emerging Markets Equity Fund. Underlying funds with worst performance relative to their benchmark include Voya Corporate Leaders 100, Voya Global Bond and Voya Large Cap Value.
Asset Allocation: We made a number of asset allocation moves within the Funds over the six-month period ending November 30, 2015. At the beginning of this reporting period starting June 01, 2015, the Funds were overweight international developed equities, Eurozone equities, senior loans and long government bonds. These positions were funded by underweight positions in U.S. mid cap, emerging markets equities and core U.S. fixed income.
We closed out the Eurozone equities trade enacted in April, shifting proceeds into domestic large cap. Since early April, the run-up in sovereign bond yields caused a significant correction in Eurozone equity prices, and the unfolding situation in Greece introduced more risk than we were willing to tolerate.
At the end of July, we reduced exposure to domestic large cap equities, allocating the proceeds to core fixed income. This trade was made to reduce our overweight to equities ahead of the Federal Reserve Board (“Fed”) policy decision in September. We felt the execution of Fed policy and/or its communication on the subject potentially could trigger a risk market correction. We further de-risked the Funds’ portfolios in August ahead of the Fed’s policy decision, reducing our position in equities and allocating the proceeds to real estate, thus lengthening the duration of the portfolio. Subdued U.S. earnings growth, earnings revisions and economic surprises supported the thesis for this risk-off trade.
At the end of September, we slightly modified the Funds’ strategic asset allocations, increasing exposure to developed international equities and global real estate while reducing exposures to domestic mid cap and high yield bonds. At the start of October, due to worsened economic outlook, we sold domestic mid cap for core U.S. fixed income. This trade was unwound at the end of October as the market’s risk appetite turned up after economic data was not as bad as feared. In November, we reduced high yield exposure and purchased core U.S. fixed income, given our expectations for a Fed rate rise in December. Further tightening of monetary conditions would weigh on high yield spreads and pressure energy prices, an important part of the high yield universe.
Overall, short term asset allocation moves had a moderately negative impact on performance.
Current Strategy and Outlook: We continue to see attractive valuations in companies in a variety of sectors. Going forward we believe that dividends will continue to be in demand by investors who are searching for income and for funds with good downside capture.
Central bank policy divergence in conjunction with strong payrolls could have argued for a more persistent selloff in fixed income, but the Fed’s stance on growth and interest rate hike expectations in their November minutes did not end up surprising the market.
Continued quantitative easing has European growth picking up slightly, providing some optimism. However, we believe emerging markets, especially those who rely on commodity exports, remain a concern despite China’s efforts to avoid their own hard landing. Fundamentals in credit markets remain largely unchanged as merger and acquisition activity, leveraging and stock buy-backs continue.

*
Please see the Prospectus for each Fund’s respective investment objective.

**
Effective August 7, 2015, Frank van Etten was removed as a portfolio manager for the Funds. Effective December 18, 2015, Jody Hrazanek was added as a portfolio manager for the Funds. Effective December 18, 2015, there was a strategy and name change for the Funds and Voya Retirement Solution 2020 Fund is now known as Voya Target Retirement 2020 Fund, Voya Retirement Solution 2025 Fund is now known as Voya Target Retirement 2025 Fund, Voya Retirement Solution 2030 Fund is now known as Voya Target Retirement 2030 Fund, Voya Retirement Solution 2035 Fund is now known as Voya Target Retirement 2035 Fund, Voya Retirement Solution 2040 Fund is now known as Voya Target Retirement 2040 Fund, Voya Retirement Solution 2045 Fund is now known as Voya Target Retirement 2045 Fund, Voya Retirement Solution 2050 Fund is now known as Voya Target Retirement 2050 Fund and Voya Retirement Solution 2055 Fund is now known as Voya Target Retirement 2055 Fund and Voya Retirement Solution Income Fund is now known as Voya In-Retirement Fund.

***
On October 1, 2015, the Voya Retirement Solution 2055 Fund changed its primary benchmark from the S&P Target Date 2050 Index to the S&P Target Date 2055+ Index because the S&P Target Date 2055+ Index is considered by the Adviser to be a more appropriate benchmark reflecting the types of securities in which the Voya Retirement Solution 2055 Fund invests.

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. Fund holdings are subject to change daily. The outlook for this Fund may differ from that presented for other Voya mutual funds. The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers’ views are subject to change at any time based on market and other conditions. This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements. The Fund’s performance returns shown reflect applicable fee waivers and/or expense limits in effect during this period. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance for the different classes of shares will vary based on differences in fees associated with each class. An index has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index.

Portfolio Managers’ Report	Voya Retirement Solution Funds

Total Returns for the Six-Months Ended November 30, 2015
Voya Retirement Solution 2020 Fund, Class I	-2.02%
S&P Target Date 2020 Index	-1.89%
Voya Retirement Solution 2025 Fund, Class I	-2.63%
S&P Target Date 2025 Index	-2.12%
Voya Retirement Solution 2030 Fund, Class I	-2.78%
S&P Target Date 2030 Index	-2.33%
Voya Retirement Solution 2035 Fund, Class I	-3.41%
S&P Target Date 2035 Index	-2.52%
Voya Retirement Solution 2040 Fund, Class I	-3.56%
S&P Target Date 2040 Index	-2.67%
Voya Retirement Solution 2045 Fund, Class I	-3.61%
S&P Target Date 2045 Index	-2.81%
Voya Retirement Solution 2050 Fund, Class I	-3.61%
S&P Target Date 2050 Index	-2.89%
Voya Retirement Solution 2055 Fund***, Class I	-3.52%
S&P Target Date 2055+ Index	-2.99%
Voya Retirement Solution Income Fund, Class I	-1.53%
S&P Target Date Retirement Income Index	-1.10%

Target Asset Allocations(1)
Asset Class	2020	2025	2030	2035	2040	2045	2050	2055	Income
US Large Blend	4.0%	6.0%	8.0%	11.0%	9.0%	9.0%	9.0%	11.0%	4.0%
US Large Growth	14.5%	15.0%	17.0%	17.5%	19.0%	20.0%	20.0%	20.0%	11.0%
US Large Value	12.5%	13.0%	15.0%	15.5%	17.0%	18.0%	18.0%	18.0%	9.0%
US Mid Cap Growth	2.5%	3.5%	3.5%	3.5%	5.0%	5.5%	5.5%	5.5%	1.5%
US Mid Cap Value	2.5%	3.5%	3.5%	3.5%	5.0%	5.5%	5.5%	5.5%	1.5%
US Small Cap	3.0%	3.0%	3.0%	3.0%	4.0%	4.0%	4.0%	4.0%	—
International	11.0%	14.0%	15.0%	19.0%	19.0%	21.0%	21.0%	21.0%	5.0%
Emerging Markets	—	3.0%	4.0%	6.0%	6.0%	6.0%	6.0%	6.0%	—
Commodities	1.0%	1.0%	1.0%	1.0%	1.0%	1.0%	1.0%	1.0%	1.0%
US Real Estate	2.0%	2.0%	1.5%	1.5%	1.5%	1.5%	1.5%	1.5%	2.0%
Global Real Estate	—	—	1.5%	1.5%	1.5%	1.5%	1.5%	1.5%	—
Core Fixed Income	20.0%	17.0%	14.0%	9.0%	8.0%	4.3%	4.3%	4.3%	33.0%
High Yield	3.0%	3.0%	3.0%	2.0%	2.0%	—	—	—	3.0%
Senior Debt	5.0%	5.0%	5.0%	5.0%	2.0%	1.8%	1.8%	—	5.0%
International Bonds	6.0%	6.0%	—	—	—	—	—	—	6.0%
TIPS	7.0%	—	—	—	—	—	—	—	9.0%
Long Gov’t Bonds	—	—	1.0%	—	—	1.0%	1.0%	0.8%	1.0%
Short Duration	6.0%	5.0%	4.0%	1.0%	—	—	—	—	8.0%
Emerging Markets Debt	—	—	—	—	—	—	—	—	—
Total Equity	53%	64%	73%	83%	88%	93%	93%	95%	35%
Total Fixed Income	47%	36%	27%	17%	12%	7%	7%	5%	65%
	100%	100%	100%	100%	100%	100%	100%	100%	100%

(1)
Fund’s current approximate target investment allocations (expressed as a percentage of net assets). As these are target allocations, the actual allocations of each Fund’s assets may deviate from the percentages shown. Although the Funds expect to be fully invested at all times, they may maintain liquidity reserves to meet redemption requests.

Shareholder Expense Examples (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Examples are based on an investment of  $1,000 invested at the beginning of the period and held for the entire period from June 1, 2015 to November 30, 2015. Each Fund’s expenses are shown without the imposition of any sales charges or fees. Expenses would have been higher if such charges were included.
Actual Expenses
The left section of the table shown below, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The right section of the table shown below, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.
	Actual Fund Return				Hypothetical (5% return before expenses)
	Beginning Account Value June 1, 2015	Ending Account Value November 30, 2015	Annualized Expense Ratio*	Expenses Paid During the Period Ended November 30, 2015**	Beginning Account Value June 1, 2015	Ending Account Value November 30, 2015	Annualized Expense Ratio*	Expenses Paid During the Period Ended November 30, 2015**
Voya Retirement Solution 2020 Fund
Class I	$1,000.00	$979.80	0.20%	$0.99	$1,000.00	$1,024.00	0.20%	$1.01
Voya Retirement Solution 2025 Fund
Class I	$1,000.00	$973.70	0.17%	$0.84	$1,000.00	$1,024.15	0.17%	$0.86
Voya Retirement Solution 2030 Fund
Class I	$1,000.00	$972.20	0.20%	$0.99	$1,000.00	$1,024.00	0.20%	$1.01
Voya Retirement Solution 2035 Fund
Class I	$1,000.00	$965.90	0.21%	$1.03	$1,000.00	$1,023.95	0.21%	$1.06
Voya Retirement Solution 2040 Fund
Class I	$1,000.00	$964.40	0.21%	$1.03	$1,000.00	$1,023.95	0.21%	$1.06
Voya Retirement Solution 2045 Fund
Class I	$1,000.00	$963.90	0.21%	$1.03	$1,000.00	$1,023.95	0.21%	$1.06
Voya Retirement Solution 2050 Fund
Class I	$1,000.00	$963.90	0.21%	$1.03	$1,000.00	$1,023.95	0.21%	$1.06
Voya Retirement Solution 2055 Fund
Class I	$1,000.00	$964.80	0.22%	$1.08	$1,000.00	$1,023.90	0.22%	$1.11
Voya Retirement Solution Income Fund
Class I	$1,000.00	$984.70	0.15%	$0.74	$1,000.00	$1,024.25	0.15%	$0.76

*
The annualized expense ratios do not include expenses of underlying funds.

**
Expenses are equal to each Fund’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 183/366 to reflect the most recent fiscal half-year.

STATEMENTS OF ASSETS AND LIABILITIES as of November 30, 2015 (Unaudited)

	Voya Retirement Solution 2020 Fund	Voya Retirement Solution 2025 Fund	Voya Retirement Solution 2030 Fund
ASSETS:
Investments in affiliated underlying funds at fair value*	$512,042	$53,349	$52,363
Investments in unaffiliated underlying funds at fair value**	115,815	8,267	10,991
Total investments at fair value	$627,857	$61,616	$63,354
Cash	1,391	136	183
Receivables:
Dividends	468	43	38
Prepaid expenses	12,925	12,926	12,926
Reimbursement due from manager	41,300	—	—
Total assets	683,941	74,721	76,501
LIABILITIES:
Payable for investments in affiliated underlying funds purchased	463	43	38
Payable for investment management fees	29	2	3
Payable to investment adviser (Note 7)	—	3,969	3,651
Payable for trustee fees	3	1	1
Other accrued expenses and liabilities	55,253	8,755	9,087
Total liabilities	55,748	12,770	12,780
NET ASSETS	$628,193	$61,951	$63,721
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$603,393	$58,196	$59,596
Undistributed net investment income	6,407	602	582
Accumulated net realized gain	12,105	2,060	2,267
Net unrealized appreciation	6,288	1,093	1,276
NET ASSETS	$628,193	$61,951	$63,721
* Cost of investments in affiliated underlying funds	$503,334	$52,123	$51,105
** Cost of investments in unaffiliated underlying funds	$118,235	$8,400	$10,973
Class I
Net assets	$628,193	$61,951	$63,721
Shares authorized	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001
Shares outstanding	56,311	5,761	5,883
Net asset value and redemption price per share	$11.16	$10.75	$10.83
See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of November 30, 2015 (Unaudited)

	Voya Retirement Solution 2035 Fund	Voya Retirement Solution 2040 Fund	Voya Retirement Solution 2045 Fund
ASSETS:
Investments in affiliated underlying funds at fair value*	$52,842	$55,038	$54,557
Investments in unaffiliated underlying funds at fair value**	10,798	10,162	11,058
Total investments at fair value	$63,640	$65,200	$65,615
Cash	182	8	124
Receivables:
Dividends	30	25	12
Prepaid expenses	12,925	12,925	12,925
Total assets	76,777	78,158	78,676
LIABILITIES:
Payable for investments in affiliated underlying funds purchased	29	24	11
Payable for investment management fees	3	2	3
Payable to investment adviser (Note 7)	3,823	3,907	3,873
Payable for trustee fees	1	1	1
Other accrued expenses and liabilities	8,927	8,861	8,872
Total liabilities	12,783	12,795	12,760
NET ASSETS	$63,994	$65,363	$65,916
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$60,317	$61,223	$61,255
Undistributed net investment income	478	379	280
Accumulated net realized gain	2,319	2,655	3,063
Net unrealized appreciation	880	1,106	1,318
NET ASSETS	$63,994	$65,363	$65,916
* Cost of investments in affiliated underlying funds	$52,082	$54,079	$53,363
** Cost of investments in unaffiliated underlying funds	$10,678	$10,015	$10,934
Class I
Net assets	$63,994	$65,363	$65,916
Shares authorized	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001
Shares outstanding	5,949	6,024	6,018
Net asset value and redemption price per share	$10.76	$10.85	$10.95
See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of November 30, 2015 (Unaudited)

	Voya Retirement Solution 2050 Fund	Voya Retirement Solution 2055 Fund	Voya Retirement Solution Income Fund
ASSETS:
Investments in affiliated underlying funds at fair value*	$54,560	$54,513	$46,936
Investments in unaffiliated underlying funds at fair value**	11,058	11,335	11,037
Total investments at fair value	$65,618	$65,848	$57,973
Cash	127	45	66
Receivables:
Dividends	11	8	64
Prepaid expenses	12,925	12,926	12,927
Total assets	78,681	78,827	71,030
LIABILITIES:
Payable for investments in affiliated underlying funds purchased	11	7	63
Payable for investment management fees	3	3	3
Payable to investment adviser (Note 7)	3,664	3,682	4,471
Payable for trustee fees	1	1	1
Other accrued expenses and liabilities	9,086	9,074	8,731
Total liabilities	12,765	12,767	13,269
NET ASSETS	$65,916	$66,060	$57,761
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$61,300	$61,345	$56,093
Undistributed net investment income	275	221	778
Accumulated net realized gain	3,064	3,020	1,633
Net unrealized appreciation (depreciation)	1,277	1,474	(743)
NET ASSETS	$65,916	$66,060	$57,761
* Cost of investments in affiliated underlying funds	$53,407	$53,106	$47,116
** Cost of investments in unaffiliated underlying funds	$10,934	$11,268	$11,600
Class I
Net assets	$65,916	$66,060	$57,761
Shares authorized	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001
Shares outstanding	6,023	6,027	5,595
Net asset value and redemption price per share	$10.94	$10.96	$10.32
See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the six months ended November 30, 2015 (Unaudited)

	Voya Retirement Solution 2020 Fund	Voya Retirement Solution 2025 Fund
INVESTMENT INCOME:
Dividends from affiliated underlying funds	$3,993	$360
Dividends from unaffiliated underlying funds	1,181	125
Total investment income	5,174	485
EXPENSES:
Investment management fees	497	46
Transfer agent fees	74	15
Shareholder reporting expense	4,770	640
Registration fees	10,046	10,042
Professional fees	55,954	10,139
Custody and accounting expense	64	30
Trustee fees	9	1
Miscellaneous expense	1,544	1,649
Total expenses	72,958	22,562
Net waived and reimbursed fees	(72,324)	(22,509)
Net expenses	634	53
Net investment income	4,540	432
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Sale of affiliated underlying funds	(4,469)	53
Sale of unaffiliated underlying funds	(4,939)	(444)
Capital gain distributions from affiliated underlying funds	2,278	222
Net realized loss	(7,130)	(169)
Net change in unrealized appreciation (depreciation) on:
Affiliated underlying funds	(7,199)	(1,618)
Unaffiliated underlying funds	(3,356)	(288)
Net change in unrealized appreciation (depreciation)	(10,555)	(1,906)
Net realized and unrealized loss	(17,685)	(2,075)
Decrease in net assets resulting from operations	$(13,145)	$(1,643)

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the six months ended November 30, 2015 (Unaudited)

	Voya Retirement Solution 2030 Fund	Voya Retirement Solution 2035 Fund
INVESTMENT INCOME:
Dividends from affiliated underlying funds	$338	$283
Dividends from unaffiliated underlying funds	126	124
Total investment income	464	407
EXPENSES:
Investment management fees	49	50
Transfer agent fees	16	20
Shareholder reporting expense	640	640
Registration fees	10,042	10,044
Professional fees	10,252	10,436
Custody and accounting expense	32	28
Trustee fees	1	1
Miscellaneous expense	1,649	1,649
Total expenses	22,681	22,868
Net waived and reimbursed fees	(22,617)	(22,800)
Net expenses	64	68
Net investment income	400	339
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Sale of affiliated underlying funds	302	238
Sale of unaffiliated underlying funds	(372)	(365)
Capital gain distributions from affiliated underlying funds	250	256
Net realized gain	180	129
Net change in unrealized appreciation (depreciation) on:
Affiliated underlying funds	(2,037)	(2,419)
Unaffiliated underlying funds	(380)	(343)
Net change in unrealized appreciation (depreciation)	(2,417)	(2,762)
Net realized and unrealized loss	(2,237)	(2,633)
Decrease in net assets resulting from operations	$(1,837)	$(2,294)

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the six months ended November 30, 2015 (Unaudited)

	Voya Retirement Solution 2040 Fund	Voya Retirement Solution 2045 Fund
INVESTMENT INCOME:
Dividends from affiliated underlying funds	$250	$185
Dividends from unaffiliated underlying funds	100	106
Total investment income	350	291
EXPENSES:
Investment management fees	50	51
Transfer agent fees	20	21
Shareholder reporting expense	640	640
Registration fees	10,044	10,044
Professional fees	10,436	10,436
Custody and accounting expense	28	28
Trustee fees	1	1
Miscellaneous expense	1,649	1,649
Total expenses	22,868	22,870
Net waived and reimbursed fees	(22,799)	(22,800)
Net expenses	69	70
Net investment income	281	221
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Sale of affiliated underlying funds	130	417
Sale of unaffiliated underlying funds	(186)	(167)
Capital gain distributions from affiliated underlying funds	285	301
Net realized gain	229	551
Net change in unrealized appreciation (depreciation) on:
Affiliated underlying funds	(2,480)	(2,729)
Unaffiliated underlying funds	(427)	(470)
Net change in unrealized appreciation (depreciation)	(2,907)	(3,199)
Net realized and unrealized loss	(2,678)	(2,648)
Decrease in net assets resulting from operations	$(2,397)	$(2,427)

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the six months ended November 30, 2015 (Unaudited)

	Voya Retirement Solution 2050 Fund	Voya Retirement Solution 2055 Fund
INVESTMENT INCOME:
Dividends from affiliated underlying funds	$185	$157
Dividends from unaffiliated underlying funds	106	107
Total investment income	291	264
EXPENSES:
Investment management fees	51	51
Transfer agent fees	20	20
Shareholder reporting expense	640	640
Registration fees	10,044	10,043
Professional fees	10,435	10,435
Custody and accounting expense	26	26
Trustee fees	1	1
Miscellaneous expense	1,649	1,649
Total expenses	22,866	22,865
Net waived and reimbursed fees	(22,796)	(22,792)
Net expenses	70	73
Net investment income	221	191
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Sale of affiliated underlying funds	419	247
Sale of unaffiliated underlying funds	(167)	(112)
Capital gain distributions from affiliated underlying funds	301	317
Net realized gain	553	452
Net change in unrealized appreciation (depreciation) on:
Affiliated underlying funds	(2,731)	(2,522)
Unaffiliated underlying funds	(470)	(528)
Net change in unrealized appreciation (depreciation)	(3,201)	(3,050)
Net realized and unrealized loss	(2,648)	(2,598)
Decrease in net assets resulting from operations	$(2,427)	$(2,407)

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the six months ended November 30, 2015 (Unaudited)

Voya Retirement Solution Income Fund
INVESTMENT INCOME:
Dividends from affiliated underlying funds	$453
Dividends from unaffiliated underlying funds	86
Total investment income	539
EXPENSES:
Investment management fees	46
Transfer agent fees	18
Shareholder reporting expense	640
Registration fees	10,042
Professional fees	9,886
Custody and accounting expense	23
Trustee fees	1
Miscellaneous expense	1,649
Total expenses	22,305
Net waived and reimbursed fees	(22,261)
Net expenses	44
Net investment income	495
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Sale of affiliated underlying funds	(22)
Sale of unaffiliated underlying funds	(278)
Capital gain distributions from affiliated underlying funds	155
Net realized loss	(145)
Net change in unrealized appreciation (depreciation) on:
Affiliated underlying funds	(970)
Unaffiliated underlying funds	(257)
Net change in unrealized appreciation (depreciation)	(1,227)
Net realized and unrealized loss	(1,372)
Decrease in net assets resulting from operations	$(877)

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	Voya Retirement Solution 2020 Fund		Voya Retirement Solution 2025 Fund
	Six Months Ended November 30, 2015	Year Ended May 31, 2015	Six Months Ended November 30, 2015	Year Ended May 31, 2015
FROM OPERATIONS:
Net investment income	$4,540	$9,471	$432	$958
Net realized gain (loss)	(7,130)	35,967	(169)	4,925
Net change in unrealized appreciation (depreciation)	(10,555)	(12,558)	(1,906)	(2,434)
Increase (decrease) in net assets resulting from operations	(13,145)	32,880	(1,643)	3,449
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	—	(19,295)	—	(1,921)
Net realized gains	—	(19,042)	—	(3,363)
Total distributions	—	(38,337)	—	(5,284)
FROM CAPITAL SHARE TRANSACTIONS:
Reinvestment of distributions	—	38,337	—	5,284
	—	38,337	—	5,284
Net increase in net assets resulting from capital share transactions	—	38,337	—	5,284
Net increase (decrease) in net assets	(13,145)	32,880	(1,643)	3,449
NET ASSETS:
Beginning of year or period	641,338	608,458	63,594	60,145
End of year or period	$628,193	$641,338	$61,951	$63,594
Undistributed net investment income at end of year or period	$6,407	$1,867	$602	$170

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	Voya Retirement Solution 2030 Fund		Voya Retirement Solution 2035 Fund
	Six Months Ended November 30, 2015	Year Ended May 31, 2015	Six Months Ended November 30, 2015	Year Ended May 31, 2015
FROM OPERATIONS:
Net investment income	$400	$991	$339	$986
Net realized gain	180	5,923	129	6,545
Net change in unrealized appreciation (depreciation)	(2,417)	(2,736)	(2,762)	(3,348)
Increase (decrease) in net assets resulting from operations	(1,837)	4,178	(2,294)	4,183
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	—	(1,962)	—	(2,038)
Net realized gains	—	(4,572)	—	(5,167)
Total distributions	—	(6,534)	—	(7,205)
FROM CAPITAL SHARE TRANSACTIONS:
Reinvestment of distributions	—	6,534	—	7,205
	—	6,534	—	7,205
Net increase in net assets resulting from capital share transactions	—	6,534	—	7,205
Net increase (decrease) in net assets	(1,837)	4,178	(2,294)	4,183
NET ASSETS:
Beginning of year or period	65,558	61,380	66,288	62,105
End of year or period	$63,721	$65,558	$63,994	$66,288
Undistributed net investment income at end of year or period	$582	$182	$478	$139

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	Voya Retirement Solution 2040 Fund		Voya Retirement Solution 2045 Fund
	Six Months Ended November 30, 2015	Year Ended May 31, 2015	Six Months Ended November 30, 2015	Year Ended May 31, 2015
FROM OPERATIONS:
Net investment income	$281	$909	$221	$825
Net realized gain	229	7,502	551	7,618
Net change in unrealized appreciation (depreciation)	(2,907)	(3,817)	(3,199)	(3,653)
Increase (decrease) in net assets resulting from operations	(2,397)	4,594	(2,427)	4,790
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	—	(2,101)	—	(2,030)
Net realized gains	—	(6,040)	—	(6,202)
Total distributions	—	(8,141)	—	(8,232)
FROM CAPITAL SHARE TRANSACTIONS:
Reinvestment of distributions	—	8,141	—	8,232
	—	8,141	—	8,232
Net increase in net assets resulting from capital share transactions	—	8,141	—	8,232
Net increase (decrease) in net assets	(2,397)	4,594	(2,427)	4,790
NET ASSETS:
Beginning of year or period	67,760	63,166	68,343	63,553
End of year or period	$65,363	$67,760	$65,916	$68,343
Undistributed net investment income at end of year or period	$379	$98	$280	$59

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	Voya Retirement Solution 2050 Fund		Voya Retirement Solution 2055 Fund
	Six Months Ended November 30, 2015	Year Ended May 31, 2015	Six Months Ended November 30, 2015	Year Ended May 31, 2015
FROM OPERATIONS:
Net investment income	$221	$826	$191	$796
Net realized gain	553	7,628	452	7,679
Net change in unrealized appreciation (depreciation)	(3,201)	(3,664)	(3,050)	(3,601)
Increase (decrease) in net assets resulting from operations	(2,427)	4,790	(2,407)	4,874
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	—	(2,032)	—	(2,024)
Net realized gains	—	(6,167)	—	(6,242)
Total distributions	—	(8,199)	—	(8,266)
FROM CAPITAL SHARE TRANSACTIONS:
Reinvestment of distributions	—	8,199	—	8,266
	—	8,199	—	8,266
Net increase in net assets resulting from capital share transactions	—	8,199	—	8,266
Net increase (decrease) in net assets	(2,427)	4,790	(2,407)	4,874
NET ASSETS:
Beginning of year or period	68,343	63,553	68,467	63,593
End of year or period	$65,916	$68,343	$66,060	$68,467
Undistributed net investment income at end of year or period	$275	$54	$221	$30

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	Voya Retirement Solution Income Fund
	Six Months Ended November 30, 2015	Year Ended May 31, 2015
FROM OPERATIONS:
Net investment income	$495	$1,129
Net realized gain (loss)	(145)	2,952
Net change in unrealized appreciation (depreciation)	(1,227)	(1,627)
Increase (decrease) in net assets resulting from operations	(877)	2,454
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	—	(1,801)
Net realized gains	—	(1,856)
Total distributions	—	(3,657)
FROM CAPITAL SHARE TRANSACTIONS:
Reinvestment of distributions	—	3,657
	—	3,657
Net increase in net assets resulting from capital share transactions	—	3,657
Net increase (decrease) in net assets	(877)	2,454
NET ASSETS:
Beginning of year or period	58,638	56,184
End of year or period	$57,761	$58,638
Undistributed net investment income at end of year or period	$778	$283

See Accompanying Notes to Financial Statements

Financial Highlights (Unaudited)

Selected data for a share of beneficial interest outstanding throughout each year or period.
		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expense net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)(4)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Retirement Solution 2020 Fund
Class I
11-30-15	11.39	0.08•	(0.31)	(0.23)	—	—	—	—	—	11.16	(2.02)	23.22	0.20	0.20	1.44	628	25
05-31-15	11.52	0.17•	0.43	0.60	0.37	0.36	—	0.73	—	11.39	5.38	22.77	0.18	0.18	1.52	641	42
05-31-14	10.57	0.17•	1.01	1.18	0.18	0.05	—	0.23	—	11.52	11.23	34.18	0.14	0.14	1.55	608	56
12-20-12(5) - 05-31-13	10.00	0.08	0.52	0.60	0.03	—	—	0.03	—	10.57	6.00	157.18	0.14	0.14	1.71	53	25
Voya Retirement Solution 2025 Fund
Class I
11-30-15	11.04	0.07•	(0.36)	(0.29)	—	—	—	—	—	10.75	(2.63)	72.78	0.17	0.17	1.39	62	18
05-31-15	11.42	0.18•	0.44	0.62	0.36	0.64	—	1.00	—	11.04	5.78	70.64	0.15	0.15	1.55	64	52
05-31-14	10.66	0.18	1.14	1.32	0.29	0.27	—	0.56	—	11.42	12.52	100.08	0.12	0.12	1.55	60	48
12-20-12(5) - 05-31-13	10.00	0.07	0.62	0.69	0.03	—	—	0.03	—	10.66	6.87	156.48	0.13	0.13	1.54	53	24
Voya Retirement Solution 2030 Fund
Class I
11-30-15	11.14	0.07•	(0.38)	(0.31)	—	—	—	—	—	10.83	(2.78)	71.19	0.20	0.20	1.26	64	26
05-31-15	11.64	0.18•	0.56	0.74	0.37	0.87	—	1.24	—	11.14	6.77	69.34	0.18	0.18	1.57	66	71
05-31-14	10.78	0.17	1.28	1.45	0.32	0.27	—	0.59	—	11.64	13.63	99.48	0.13	0.13	1.46	61	53
12-20-12(5) - 05-31-13	10.00	0.06	0.74	0.80	0.02	—	—	0.02	—	10.78	8.03	155.65	0.13	0.13	1.21	54	22
Voya Retirement Solution 2035 Fund
Class I
11-30-15	11.14	0.06•	(0.44)	(0.38)	—	—	—	—	—	10.76	(3.41)	71.38	0.21	0.21	1.06	64	21
05-31-15	11.78	0.18•	0.55	0.73	0.39	0.98	—	1.37	—	11.14	6.67	68.98	0.18	0.18	1.54	66	76
05-31-14	10.83	0.17	1.38	1.55	0.32	0.28	—	0.60	—	11.78	14.54	98.11	0.13	0.13	1.41	62	56
12-20-12(5) - 05-31-13	10.00	0.05	0.80	0.85	0.02	—	—	0.02	—	10.83	8.48	155.42	0.13	0.13	1.02	54	19
Voya Retirement Solution 2040 Fund
Class I
11-30-15	11.25	0.05•	(0.45)	(0.40)	—	—	—	—	—	10.85	(3.56)	69.92	0.21	0.21	0.86	65	25
05-31-15	11.99	0.16•	0.65	0.81	0.40	1.15	—	1.55	—	11.25	7.31	67.80	0.18	0.18	1.39	68	81
05-31-14	10.90	0.15	1.54	1.69	0.33	0.27	—	0.60	—	11.99	15.69	97.53	0.13	0.13	1.21	63	53
12-20-12(5) - 05-31-13	10.00	0.04	0.88	0.92	0.02	—	—	0.02	—	10.90	9.17	154.90	0.14	0.14	0.79	55	19
See Accompanying Notes to Financial Statements

Financial Highlights (Unaudited) (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expense net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)(4)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Retirement Solution 2045 Fund
Class I
11-30-15	11.36	0.04•	(0.45)	(0.41)	—	—	—	—	—	10.95	(3.61)	69.38	0.21	0.21	0.67	66	18
05-31-15	12.08	0.15•	0.70	0.85	0.39	1.18	—	1.57	—	11.36	7.60	67.49	0.17	0.17	1.26	68	79
05-31-14	10.93	0.13	1.61	1.74	0.32	0.27	—	0.59	—	12.08	16.10	97.19	0.12	0.12	1.07	64	54
12-20-12(5) - 05-31-13	10.00	0.03	0.91	0.94	0.01	—	—	0.01	—	10.93	9.45	154.73	0.13	0.13	0.61	55	19
Voya Retirement Solution 2050 Fund
Class I
11-30-15	11.35	0.04•	(0.45)	(0.41)	—	—	—	—	—	10.94	(3.61)	69.37	0.21	0.21	0.67	66	18
05-31-15	12.07	0.15•	0.69	0.84	0.39	1.17	—	1.56	—	11.35	7.54	67.57	0.17	0.17	1.26	68	79
05-31-14	10.93	0.13	1.62	1.75	0.32	0.29	—	0.61	—	12.07	16.16	97.42	0.12	0.12	1.06	64	54
12-20-12(5) - 05-31-13	10.00	0.03	0.91	0.94	0.01	—	—	0.01	—	10.93	9.45	154.72	0.13	0.13	0.61	55	18
Voya Retirement Solution 2055 Fund
Class I
11-30-15	11.36	0.03•	(0.43)	(0.40)	—	—	—	—	—	10.96	(3.52)	69.27	0.22	0.22	0.58	66	15
05-31-15	12.08	0.14•	0.71	0.85	0.38	1.19	—	1.57	—	11.36	7.65	67.56	0.18	0.18	1.21	68	83
05-31-14	10.93	0.13	1.62	1.75	0.32	0.28	—	0.60	—	12.08	16.21	97.28	0.12	0.12	1.05	64	54
12-20-12(5) - 05-31-13	10.00	0.03	0.91	0.94	0.01	—	—	0.01	—	10.93	9.45	154.72	0.13	0.13	0.61	55	18
Voya Retirement Solution Income Fund
Class I
11-30-15	10.48	0.09•	(0.25)	(0.16)	—	—	—	—	—	10.32	(1.53)	77.21	0.15	0.15	1.71	58	19
05-31-15	10.73	0.22	0.22	0.44	0.34	0.35	—	0.69	—	10.48	4.34	74.46	0.13	0.13	1.97	59	39
05-31-14	10.30	0.22	0.63	0.85	0.27	0.15	—	0.42	—	10.73	8.42	104.80	0.12	0.12	2.07	56	31
12-20-12(5) - 05-31-13	10.00	0.14	0.23	0.37	0.07	—	—	0.07	—	10.30	3.68	157.06	0.11	0.11	3.05	52	27

(1)
Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and excluding the deduction of sales charges or contingent deferred sales charges, if applicable. Total return for periods less than one year is not annualized.

(2)
Annualized for periods less than one year.

(3)
Ratios reflect operating expenses of a Fund. Expenses before reductions/additions do not reflect amounts reimbursed by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by an Investment Adviser and/or Distributor but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Fund. Net investment income (loss) is net of all such additions or reductions.

(4)
Ratios do not include expenses of the Underlying Funds.

(5)
Commencement of operations.

•
Calculated using average number of shares outstanding throughout the period.

See Accompanying Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS as of November 30, 2015 (Unaudited)

NOTE 1 — ORGANIZATION
Voya Separate Portfolios (“SPorts”) Trust (the “Trust”) is a Delaware statutory trust and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust was organized on March 2, 2007 and was established under a Declaration of Trust dated March 2, 2007. It consists of fourteen separate active investment series. The nine series (each, a “Fund” and collectively, the “Funds”) included in this report are: Voya Retirement Solution 2020 Fund (“Solution 2020”), Voya Retirement Solution 2025 Fund (“Solution 2025”), Voya Retirement Solution 2030 Fund (“Solution 2030”), Voya Retirement Solution 2035 Fund (“Solution 2035”), Voya Retirement Solution 2040 Fund (“Solution 2040”), Voya Retirement Solution 2045 Fund (“Solution 2045”), Voya Retirement Solution 2050 Fund (“Solution 2050”), Voya Retirement Solution 2055 Fund (“Solution 2055”), and Voya Retirement Solution Income Fund (“Solution Income”), each a diversified series of the Trust. Effective December 18, 2015, Solution 2020 will now be known as “Voya Target Retirement 2020 Fund,” Solution 2025 will now be known as “Voya Target Retirement 2025 Fund,” Solution 2030 will now be known as “Voya Target Retirement 2030 Fund,” Solution 2035 will now be known as “Voya Target Retirement 2035 Fund,” Solution 2040 will now be known as “Voya Target Retirement 2040 Fund,” Solution 2045 will now be known as “Voya Target Retirement 2045 Fund,” Solution 2050 will now be known as “Voya Target Retirement 2050 Fund,” Solution 2055 will now be known as “Voya Target Retirement 2055 Fund,” and Solution Income will now be known as “Voya In-Retirement Fund.”
Each Fund offers Class I shares. All shareholders bear the common expenses of a fund and earn income and realized gains/losses from a fund pro rata based on the daily ending net assets. Expenses that are specific to a fund are charged directly to that fund. Other operating expenses shared by several funds are generally allocated among those funds based on average net assets.
Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Funds. Voya Investments has engaged Voya Investment Management Co. LLC (“Voya IM” or the “Sub-Adviser”), a Delaware limited liability company, to serve as the Sub-Adviser to the Funds. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Funds.
The investment companies in which the Funds invest are collectively referred to as the “Underlying Funds.”
NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements. Each Fund is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.
A. Security Valuation. Each Fund is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of each Fund is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern time unless otherwise designated by the CTA). The NAV per share of each class of each Fund is calculated by taking the value of the Fund’s assets attributable to that class, subtracting the Fund’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Fund is closed for business, Fund shares will not be priced and a Fund does not transact purchase and redemption orders. To the extent a Fund’s assets are traded in other markets on days when a Fund does not price its shares, the value of a Fund’s assets will likely change and you will not be able to purchase or redeem shares of a Fund.
Assets for which market quotations are readily available are valued at market value. A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded or, if such price is not available, at the last sale price as of the Market Close for such security provided by the CTA. Bank loans are valued at the average of the averages of the bid and ask prices provided to an independent loan pricing service by brokers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded.
When a market quotation is not readily available or is deemed unreliable, each Fund will determine a fair value

NOTES TO FINANCIAL STATEMENTS as of November 30, 2015 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

for the relevant asset in accordance with procedures adopted by the Board of Trustees (“Board”). Such procedures provide, for example, that: (a) Exchange-traded securities are valued at the mean of the closing bid and ask; (b) Debt obligations are valued using an evaluated price provided by an independent pricing service. Evaluated prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect factors such as institution-size trading in similar groups of securities, developments related to specific securities, benchmark yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data; (c) Securities traded in the over-the-counter market are valued based on prices provided by independent pricing services or market makers; (d) Options not listed on an exchange are valued by an independent source using an industry accepted model, such as Black-Scholes; (e) Centrally cleared swap agreements are valued using a price provided by the central counterparty clearinghouse; (f) Over-the-counter swap agreements are valued using a price provided by an independent pricing service; (g) Forward foreign currency contracts are valued utilizing current and forward rates obtained from an independent pricing service. Such prices from the third party pricing service are for specific settlement periods and each Fund’s forward foreign currency contracts are valued at an interpolated rate between the closest preceding and subsequent period reported by the independent pricing service and (h) Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by brokers.
The prospectuses of the open-end registered investment companies in which each Fund may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close. If market quotations are available and believed to be reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. An independent pricing service determines the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of Market Close. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be valued by the independent pricing service using pricing models designed to estimate likely changes in the values of those securities between the times in which the trading in those securities is substantially completed and Market Close. Multiple factors may be considered by the independent pricing service in determining the value of such securities and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures.
All other assets for which market quotations are not readily available or became unreliable (or if the above fair valuation methods are unavailable or determined to be unreliable) are valued at fair value as determined in good faith by or under the supervision of the Board following procedures approved by the Board. The Board has delegated to the Investment Adviser responsibility for overseeing the implementation of the Funds’ valuation procedures; a “Pricing Committee” comprised of employees of the Investment Adviser or its affiliates has responsibility for applying the fair valuation methods set forth in the procedures and, if a fair valuation cannot be determined pursuant to the fair valuation methods, determining the fair value of assets held by the Funds. Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value. Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of fair valuation, the values used to determine each Fund’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Fund.
Each investment asset or liability of a Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and unobservable inputs, including the Sub-Adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Funds’ investments under these levels of classification is included following the Portfolio of Investments. The Funds classify

NOTES TO FINANCIAL STATEMENTS as of November 30, 2015 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

each of their investments in the Underlying Funds as Level 1, without consideration as to the classification level of the specific investments held by the Underlying Funds.
U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The beginning of period timing recognition is used for the transfers between Levels of a Fund’s assets and liabilities. A reconciliation of Level 3 investments is presented only when a Fund has a significant amount of Level 3 investments.
For the period ended November 30, 2015, there have been no significant changes to the fair valuation methodologies.
B. Security Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Funds. Premium amortization and discount accretion are determined by the effective yield method. Capital gain dividends from affiliated Underlying Funds are recorded as distributions of realized gains from affiliated Underlying Funds.
C. Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:
(1)
Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)
Purchases and sales of investment securities, income and expenses — at the exchange rates prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments.
Reported net realized foreign exchange gains or losses arise from the difference between the amounts of foreign withholding tax reclaims recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received. Net unrealized foreign exchange gains and losses arise from changes in the value of foreign/withholding tax reclaim receivables, resulting from changes in the exchange rate.
D. Distributions to Shareholders. The Funds record distributions to their shareholders on the ex-dividend date. The Funds declare and pay dividends and capital gain distributions, if any, at least annually to comply with the distribution requirements of the Internal Revenue Code and may make distributions on a more frequent basis. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from U.S. GAAP for investment companies.
E. Federal Income Taxes. It is the policy of each Fund to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Funds’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized or expire.
The Funds may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.
F. Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
G. Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, management considers risk of loss from such claims remote.

NOTES TO FINANCIAL STATEMENTS as of November 30, 2015 (Unaudited) (continued)

NOTE 3 — INVESTMENT TRANSACTIONS
For the period ended November 30, 2015, the cost of purchases and proceeds from the sales of investments were as follows:
	Purchases	Sales
Retirement Solution 2020	$158,128	$154,562
Retirement Solution 2025	11,420	11,088
Retirement Solution 2030	16,446	16,230
Retirement Solution 2035	13,657	13,476
Retirement Solution 2040	16,270	16,065
Retirement Solution 2045	12,071	11,911
Retirement Solution 2050	12,071	11,912
Retirement Solution 2055	10,030	9,785
Retirement Solution Income	11,383	11,104
NOTE 4 — INVESTMENT MANAGEMENT FEES
The Funds have entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. Voya Investments oversees all investment advisory and portfolio management services for the Funds and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Funds, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. This Management Agreement compensates the Investment Adviser with a management fee equal to 0.10% of each Fund’s average daily net assets invested in affiliated Underlying Funds and 0.40% of each Fund’s average daily net assets invested in unaffiliated Underlying Funds and/or other investments. The Investment Adviser is contractually obligated to waive 0.10% of the management fee for each Fund through January 1, 2017. This waiver is not eligible for recoupment. Termination or modification of this obligation requires approval by the Board.
The Investment Adviser has entered into a sub-advisory agreement with Voya IM. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Funds’ assets in accordance with the Funds’ investment objectives, policies, and limitations.
NOTE 5 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES
At November 30, 2015, the following direct or indirect, wholly-owned subsidiary of Voya Financial, Inc. owned more than 5% of the following Funds:
Subsidiary	Fund	Percentage
Voya Investment Management Co. LLC	Solution 2020	9.68%
	Solution 2025	100.00
	Solution 2030	100.00
	Solution 2035	100.00
	Solution 2040	100.00
	Solution 2045	100.00
	Solution 2050	100.00
	Solution 2055	100.00
	Solution Income	100.00
Under the 1940 Act, the direct or indirect beneficial owner of more than 25% of the voting securities of a company (including a fund) is presumed to control such company. Companies under common control (e.g., companies with a common owner of greater than 25% of their respective voting securities) are affiliates under the 1940 Act.
The Funds have adopted a Deferred Compensation Plan (the “Plan”), which allows eligible non-affiliated trustees, as described in the Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Funds. For purposes of determining the amount owed to the trustee under the Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). The Funds purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of  “Other assets” on the accompanying Statement of Assets and Liabilities. Deferral of trustees’ fees under the Plan will not affect net assets of the Fund, and will not materially affect the Funds’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the Plan.
NOTE 6 — OTHER ACCRUED EXPENSES AND LIABILITIES
At November 30, 2015, the following Funds had the following payables included in Other Accrued Expenses and Liabilities on the Statements of Assets and Liabilities that exceeded 5% of total liabilities:
Fund	Accrued Expenses	Amount
Solution 2020	Audit	$52,612
Solution 2025	Audit	6,661
	Miscellaneous	1,758
Solution 2030	Audit	6,754
	Miscellaneous	1,761
Solution 2035	Audit	6,920
	Miscellaneous	1,649

NOTES TO FINANCIAL STATEMENTS as of November 30, 2015 (Unaudited) (continued)

NOTE 6 — OTHER ACCRUED EXPENSES AND LIABILITIES (continued)

Fund	Accrued Expenses	Amount
Solution 2040	Audit	6,878
	Miscellaneous	1,639
Solution 2045	Audit	6,805
	Miscellaneous	1,639
Solution 2050	Audit	6,932
	Miscellaneous	1,752
Solution 2055	Audit	6,912
	Miscellaneous	1,752
Solution Income	Audit	6,450
	Miscellaneous	1,751
NOTE 7 — EXPENSE LIMITATION AGREEMENT
The Investment Adviser has entered into a written expense limitation agreement (“Expense Limitation Agreement”) with the Funds whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses and extraordinary expenses to the levels listed below:
Fund(1)	Class I
Solution 2020	0.80%
Solution 2025	0.82%
Solution 2030	0.86%
Solution 2035	0.90%
Solution 2040	0.92%
Solution 2045	0.92%
Solution 2050	0.92%
Solution 2055	0.92%
Solution Income	0.66%

(1)
These operating expense limits take into account the operating expenses incurred at the Underlying Fund level. The amount of fees and expenses of an Underlying Fund borne by each Fund will vary based on each Fund’s allocation of assets to, and the net expenses of, a particular Underlying Fund.

The Investment Adviser may at a later date recoup from a Fund for class specific fees waived and other expenses assumed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, a Fund’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.
As of November 30, 2015, the amounts of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Adviser, and the related expiration dates, are as follows:
	November 30,
Fund	2016	2017	2018	Total
Solution 2020	$95,413	$183,228	$140,234	$418,875
Solution 2025	67,067	47,105	44,121	158,293
Solution 2030	67,065	47,862	44,399	159,326
Solution 2035	67,574	47,231	44,681	159,486
Solution 2040	67,571	47,707	44,681	159,959
Solution 2045	67,573	47,780	44,791	160,144
Solution 2050	67,345	48,034	44,947	160,326
Solution 2055	67,345	48,012	44,944	160,301
Solution Income	66,563	46,105	43,551	156,219
The Expense Limitation Agreement is contractual through October 1, 2016 and shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.
For the period ended November 30, 2015, Solution 2025, Solution 2030, Solution 2035, Solution 2040, Solution 2045, Solution 2050, Solution 2055, and Solution Income had payable to the Investment Advisor of  $3,969, $3,651, $3,823, $3,907, $3,873, $3,664, $3,682, $4,471, respectively, representing a recoupment of previously reimbursed fees.
NOTE 8 — LINE OF CREDIT
Each Fund, in addition to certain other funds managed by the Investment Adviser, has entered into an unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon for an aggregate amount of  $200,000,000. The proceeds may be used only to: (1) temporarily finance the purchase and sale of securities; or (2) finance the redemption of shares of an investor in the funds. The funds to which the line of credit is available pay a commitment fee equal to 0.10% per annum on the daily unused portion of the committed line amount payable quarterly in arrears.
Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.
The Funds did not utilize the line of credit during the period ended November 30, 2015.

NOTES TO FINANCIAL STATEMENTS as of November 30, 2015 (Unaudited) (continued)

NOTE 9 — CAPITAL SHARES
Transactions in capital shares and dollars were as follows:
	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Retirement Solution 2020
Class I
11/30/2015	—	—	—	—	—	—	—	—	—	—
5/31/2015	—	—	3,476	—	3,476	—	—	38,337	—	38,337
Retirement Solution 2025
Class I
11/30/2015	—	—	—	—	—	—	—	—	—	—
5/31/2015	—	—	496	—	496	—	—	5,284	—	5,284
Retirement Solution 2030
Class I
11/30/2015	—	—	—	—	—	—	—	—	—	—
5/31/2015	—	—	610	—	610	—	—	6,534	—	6,534
Retirement Solution 2035
Class I
11/30/2015	—	—	—	—	—	—	—	—	—	—
5/31/2015	—	—	675	—	675	—	—	7,205	—	7,205
Retirement Solution 2040
Class I
11/30/2015	—	—	—	—	—	—	—	—	—	—
5/31/2015	—	—	757	—	757	—	—	8,141	—	8,141
Retirement Solution 2045
Class I
11/30/2015	—	—	—	—	—	—	—	—	—	—
5/31/2015	—	—	759	—	759	—	—	8,232	—	8,232
Retirement Solution 2050
Class I
11/30/2015	—	—	—	—	—	—	—	—	—	—
5/31/2015	—	—	756	—	756	—	—	8,199	—	8,199
Retirement Solution 2055
Class I
11/30/2015	—	—	—	—	—	—	—	—	—	—
5/31/2015	—	—	762	—	762	—	—	8,266	—	8,266
Retirement Solution Income
Class I
11/30/2015	—	—	—	—	—	—	—	—	—	—
5/31/2015	—	—	358	—	358	—	—	3,657	—	3,657
NOTE 10 — FEDERAL INCOME TAXES
The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.

NOTES TO FINANCIAL STATEMENTS as of November 30, 2015 (Unaudited) (continued)

NOTE 10 — FEDERAL INCOME TAXES (continued)

Dividends paid by the Funds from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.
The Funds paid no dividends or distributions during the six months ended November 30, 2015. The tax composition of dividends and distributions to shareholders during the year ended May 31, 2015 was as follows:
	Ordinary Income	Long-term Capital Gains
Solution 2020	$24,526	$13,811
Solution 2025	2,829	2,455
Solution 2030	3,012	3,522
Solution 2035	3,206	3,999
Solution 2040	3,387	4,754
Solution 2045	3,474	4,758
Solution 2050	3,433	4,766
Solution 2055	3,507	4,759
Solution Income	2,672	985
The tax-basis components of distributable earnings as of May 31, 2015 were:
	Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Unrealized Appreciation/ (Depreciation)
Solution 2020	$2,341	$18,910	$16,696
Solution 2025	417	1,923	3,058
Solution 2030	528	1,781	3,653
Solution 2035	521	1,852	3,598
Solution 2040	482	2,081	3,974
Solution 2045	447	2,145	4,496
Solution 2050	441	2,145	4,457
Solution 2055	473	2,147	4,502
Solution Income	363	1,631	551
At May 31, 2015, the Funds did not have any capital loss carryovers for U.S. federal income tax purposes.
The Funds’ major tax jurisdictions are U.S. federal and Arizona state.
As of November 30, 2015, no provision for income tax is required in the Funds’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. The earliest tax year that remains subject to examination by these jurisdictions is 2012, the year of commencement of operations.

NOTE 11 — SUBSEQUENT EVENTS
Dividends: Subsequent to November 30, 2015, the Funds declared and paid dividends and distributions of:
	PER SHARE AMOUNTS
	Net Investment Income	Short-term Capital Gains	Long-term Capital Gains	Payable Date	Record Date
Solution 2020
Class I	$0.1747	$0.0085	$0.3326	January 4, 2016	December 30, 2015
Solution 2025
Class I	$0.0125	$0.0025	$0.0205	January 4, 2016	December 30, 2015
Solution 2030
Class I	$0.0157	$0.0035	$0.0212	January 4, 2016	December 30, 2015
Solution 2035
Class I	$0.0144	$0.0038	$0.0209	January 4, 2016	December 30, 2015
Solution 2040
Class I	$0.0147	$0.0039	$0.0248	January 4, 2016	December 30, 2015
Solution 2045
Class I	$0.0152	$0.0039	$0.0282	January 4, 2016	December 30, 2015
Solution 2050
Class I	$0.0145	$0.0039	$0.0282	January 4, 2016	December 30, 2015
Solution 2055
Class I	$0.0144	$0.0045	$0.0272	January 4, 2016	December 30, 2015
Solution Income
Class I	$0.0133	$0.0008	$0.0167	January 4, 2016	December 30, 2015

NOTES TO FINANCIAL STATEMENTS as of November 30, 2015 (Unaudited) (continued)

NOTE 11 — SUBSEQUENT EVENTS (continued)

New Classes: On November 19, 2015, the Board approved launching Class A and Class R6 shares of the Funds on December 21, 2015.
Fund changes: On November 19, 2015, the Board approved the below name changes for the Funds, effective December 18, 2015:
Previous name	New name
Voya Retirement Solution 2020 Fund	Voya Target Retirement 2020 Fund
Voya Retirement Solution 2025 Fund	Voya Target Retirement 2025 Fund
Voya Retirement Solution 2030 Fund	Voya Target Retirement 2030 Fund
Voya Retirement Solution 2035 Fund	Voya Target Retirement 2035 Fund
Voya Retirement Solution 2040 Fund	Voya Target Retirement 2040 Fund
Voya Retirement Solution 2045 Fund	Voya Target Retirement 2045 Fund
Voya Retirement Solution 2050 Fund	Voya Target Retirement 2050 Fund
Voya Retirement Solution 2055 Fund	Voya Target Retirement 2055 Fund
Voya Retirement Solution Income Fund	Voya In-Retirement Fund
In addition to the name changes, each Fund will have a strategy change and the Expense Limitation Agreement for Class I of each Fund (except Income) will be lowered to 0.70%, effective December 18, 2015. After October 1, 2016, Income’s Expense Limitation Agreement for Class I will increase to 0.70%.
The Funds have evaluated events occurring after the Statements of Assets and Liabilities date (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

PORTFOLIO OF INVESTMENTS
Voya Retirement Solution 2020 Fund	as of November 30, 2015 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 17.5%
432	iShares Barclays Aggregate Bond Fund	$47,006	7.5
398	iShares Barclays TIPS Bond Fund	44,098	7.0
187	iShares Russell 1000 Value Index Fund	18,829	3.0
	Total Exchange-Traded Funds (Cost $110,855)	109,933	17.5
MUTUAL FUNDS: 82.4%
	Affiliated Investment Companies: 81.5%
1,390	Voya Corporate Leaders 100 Fund - Class R6	25,010	4.0
3,218	Voya Floating Rate Fund - Class I	31,343	5.0
3,893	Voya Global Bond Fund - Class R6	37,330	5.9
2,419	Voya High Yield Bond Fund - Class I	18,578	3.0
7,909	Voya Intermediate Bond Fund - Class R6	78,698	12.5
4,595	Voya International Core Fund - Class I	43,792	7.0
2,666	Voya Large Cap Growth Fund - Class R6	91,445	14.5
4,844	Voya Large Cap Value Fund - Class R6	59,481	9.5
616	Voya MidCap Opportunities Fund - Class R6	15,825	2.5
2,318	Voya Multi-Manager International Equity Fund - Class I	25,085	4.0
Shares			Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
		Affiliated Investment Companies (continued)
1,268		Voya Multi-Manager Mid Cap Value Fund - Class I	$15,899	2.5
587		Voya Real Estate Fund - Class R6	12,392	2.0
3,815		Voya Short Term Bond Fund - Class R6	37,731	6.0
1,071		Voya Small Company Fund - Class R6	19,433	3.1
			512,042	81.5
		Unaffiliated Investment Companies: 0.9%
1,262	@	Credit Suisse Commodity Return Strategy Fund - Class I	5,882	0.9
		Total Mutual Funds (Cost $510,714)	517,924	82.4
		Total Investments in Securities (Cost $621,569)	$627,857	99.9
		Assets in Excess of Other Liabilities	336	0.1
		Net Assets	$628,193	100.0

@
Non-income producing security.

Cost for federal income tax purposes is $624,273.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$20,158
Gross Unrealized Depreciation	(16,574)
Net Unrealized Appreciation	$3,584

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of November 30, 2015 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2015
Asset Table
Investments, at fair value
Exchange-Traded Funds	$109,933	$—	$—	$109,933
Mutual Funds	517,924	—	—	517,924
Total Investments, at fair value	$627,857	$—	$—	$627,857

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Retirement Solution 2020 Fund	as of November 30, 2015 (Unaudited) (continued)

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended November 30, 2015, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 5/31/15	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 11/30/15	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Corporate Leaders 100 Fund - Class R6	$—	$23,944	$(964)	$2,030	$25,010	$—	$85	$—
Voya Floating Rate Fund - Class I	32,308	2,291	(2,104)	(1,152)	31,343	669	(48)	—
Voya Global Bond Fund - Class R6	38,638	3,502	(3,835)	(975)	37,330	172	(298)	—
Voya High Yield Bond Fund - Class I	25,881	1,677	(7,886)	(1,094)	18,578	676	(521)	—
Voya Intermediate Bond Fund - Class R6	93,685	10,688	(23,766)	(1,909)	78,698	1,135	385	—
Voya International Core Fund - Class I	57,355	3,254	(15,661)	(1,156)	43,792	—	(2,241)	—
Voya Large Cap Growth Fund - Class R6	92,652	5,194	(81,174)	(16,672)	—	289	4	2,278
Voya Large Cap Growth Fund - Class R6	—	81,159	(4,424)	14,710	91,445	—	1,226	—
Voya Large Cap Value Fund - Class R6	57,688	10,176	(5,813)	(2,570)	59,481	540	(275)	—
Voya MidCap Opportunities Fund - Class R6	22,409	3,754	(9,726)	(612)	15,825	—	(526)	—
Voya Multi-Manager International Equity Fund - Class I	—	23,944	(296)	1,437	25,085	—	19	—
Voya Multi-Manager Mid Cap Value Fund - Class I	22,417	3,827	(11,323)	978	15,899	—	(2,338)	—
Voya Real Estate Fund - Class R6	12,746	1,187	(1,732)	191	12,392	157	86	—
Voya Short Term Bond Fund - Class R6	38,737	2,109	(2,790)	(325)	37,731	355	(22)	—
Voya Small Company Fund - Class R6	19,214	674	(375)	(80)	19,433	—	(5)	—
	$513,730	$177,380	$(171,869)	$(7,199)	$512,042	$3,993	$(4,469)	$2,278

The financial statements for the above mutual fund[s] can be found at www.sec.gov.
See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Retirement Solution 2025 Fund	as of November 30, 2015 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 12.4%
31	iShares Barclays Aggregate Bond Fund	$3,374	5.5
18	iShares Russell 1000 Value Index Fund	1,812	2.9
12	SPDR Trust Series 1	2,504	4.0
	Total Exchange-Traded Funds (Cost $7,678)	7,690	12.4
MUTUAL FUNDS: 87.1%
	Affiliated Investment Companies: 86.2%
102	Voya Corporate Leaders 100 Fund - Class R6	1,841	3.0
316	Voya Floating Rate Fund - Class I	3,077	5.0
382	Voya Global Bond Fund - Class R6	3,665	5.9
237	Voya High Yield Bond Fund - Class I	1,823	2.9
714	Voya Intermediate Bond Fund - Class R6	7,108	11.5
580	Voya International Core Fund - Class I	5,527	8.9
262	Voya Large Cap Growth Fund - Class R6	8,978	14.5
476	Voya Large Cap Value Fund - Class R6	5,840	9.4
85	Voya MidCap Opportunities Fund - Class R6	2,175	3.5
199	Voya Multi-Manager Emerging Markets Equity Fund - Class I	1,840	3.0
284	Voya Multi-Manager International Equity Fund - Class I	3,078	5.0
Shares			Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
		Affiliated Investment Companies (continued)
174		Voya Multi-Manager Mid Cap Value Fund - Class I	$2,185	3.5
58		Voya Real Estate Fund - Class R6	1,217	2.0
312		Voya Short Term Bond Fund - Class R6	3,087	5.0
105		Voya Small Company Fund - Class R6	1,908	3.1
			53,349	86.2
		Unaffiliated Investment Companies: 0.9%
124	@	Credit Suisse Commodity Return Strategy Fund - Class I	577	0.9
		Total Mutual Funds (Cost $52,845)	53,926	87.1
		Total Investments in Securities (Cost $60,523)	$61,616	99.5
		Assets in Excess of Other Liabilities	335	0.5
		Net Assets	$61,951	100.0

@
Non-income producing security.

Cost for federal income tax purposes is $60,653.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$2,911
Gross Unrealized Depreciation	(1,948)
Net Unrealized Appreciation	$963

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of November 30, 2015 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2015
Asset Table
Investments, at fair value
Exchange-Traded Funds	$7,690	$—	$—	$7,690
Mutual Funds	53,926	—	—	53,926
Total Investments, at fair value	$61,616	$—	$—	$61,616

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Retirement Solution 2025 Fund	as of November 30, 2015 (Unaudited) (continued)

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended November 30, 2015, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 5/31/15	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 11/30/15	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Corporate Leaders 100 Fund - Class R6	$1,275	$609	$(86)	$43	$1,841	$—	$1	$—
Voya Floating Rate Fund - Class I	3,175	257	(243)	(112)	3,077	66	(6)	—
Voya Global Bond Fund - Class R6	3,824	435	(515)	(79)	3,665	17	(46)	—
Voya High Yield Bond Fund - Class I	2,587	229	(880)	(113)	1,823	67	(48)	—
Voya Intermediate Bond Fund - Class R6	6,715	1,068	(579)	(96)	7,108	88	(17)	—
Voya International Core Fund - Class I	5,677	328	(203)	(275)	5,527	—	(4)	—
Voya Large Cap Growth Fund - Class R6	9,487	250	(7,375)	(2,362)	—	28	54	222
Voya Large Cap Growth Fund - Class R6	—	7,239	(318)	2,057	8,978	—	148	—
Voya Large Cap Value Fund - Class R6	5,076	1,361	(368)	(229)	5,840	50	19	—
Voya MidCap Opportunities Fund - Class R6	2,567	24	(285)	(131)	2,175	—	36	—
Voya Multi-Manager Emerging Markets Equity Fund - Class I	1,900	531	(399)	(192)	1,840	—	(80)	—
Voya Multi-Manager International Equity Fund - Class I	1,262	1,826	(33)	23	3,078	—	1	—
Voya Multi-Manager Mid Cap Value Fund - Class I	2,840	67	(604)	(118)	2,185	—	(29)	—
Voya Real Estate Fund - Class R6	1,262	89	(140)	6	1,217	15	20	—
Voya Short Term Bond Fund - Class R6	3,195	205	(288)	(25)	3,087	29	(2)	—
Voya Small Company Fund - Class R6	1,894	55	(26)	(15)	1,908	—	6	—
	$52,736	$14,573	$(12,342)	$(1,618)	$53,349	$360	$53	$222

The financial statements for the above mutual fund[s] can be found at www.sec.gov.
See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Retirement Solution 2030 Fund	as of November 30, 2015 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 16.3%
5	iShares Barclays 20+ Year Treasury Bond Fund	$607	1.0
23	iShares Barclays Aggregate Bond Fund	2,503	3.9
25	iShares Russell 1000 Value Index Fund	2,517	3.9
24	iShares Russell Midcap Growth Index Fund	2,266	3.6
12	SPDR Trust Series 1	2,504	3.9
	Total Exchange-Traded Funds (Cost $10,228)	10,397	16.3
MUTUAL FUNDS: 83.1%
	Affiliated Investment Companies: 82.2%
281	Voya Corporate Leaders 100 Fund - Class R6	5,057	7.9
325	Voya Floating Rate Fund - Class I	3,168	5.0
47	Voya Global Real Estate Fund - Class R6	926	1.5
245	Voya High Yield Bond Fund - Class I	1,878	2.9
512	Voya Intermediate Bond Fund - Class R6	5,091	8.0
597	Voya International Core Fund - Class I	5,691	8.9
297	Voya Large Cap Growth Fund - Class R6	10,201	16.0
515	Voya Large Cap Value Fund - Class R6	6,329	9.9
273	Voya Multi-Manager Emerging Markets Equity Fund - Class I	2,526	4.0
351	Voya Multi-Manager International Equity Fund - Class I	3,803	6.0
Shares			Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
		Affiliated Investment Companies (continued)
179		Voya Multi-Manager Mid Cap Value Fund - Class I	$2,250	3.5
44		Voya Real Estate Fund - Class R6	937	1.5
257		Voya Short Term Bond Fund - Class R6	2,542	4.0
108		Voya Small Company Fund - Class R6	1,964	3.1
			52,363	82.2
		Unaffiliated Investment Companies: 0.9%
128	@	Credit Suisse Commodity Return Strategy Fund - Class I	594	0.9
		Total Mutual Funds (Cost $51,850)	52,957	83.1
		Total Investments in Securities (Cost $62,078)	$63,354	99.4
		Assets in Excess of Other Liabilities	367	0.6
		Net Assets	$63,721	100.0

@
Non-income producing security.

Cost for federal income tax purposes is $62,184.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$3,218
Gross Unrealized Depreciation	(2,048)
Net Unrealized Appreciation	$1,170

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of November 30, 2015 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2015
Asset Table
Investments, at fair value
Exchange-Traded Funds	$10,397	$—	$—	$10,397
Mutual Funds	52,957	—	—	52,957
Total Investments, at fair value	$63,354	$—	$—	$63,354

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Retirement Solution 2030 Fund	as of November 30, 2015 (Unaudited) (continued)

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended November 30, 2015, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 5/31/15	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 11/30/15	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Corporate Leaders 100 Fund - Class R6	$4,574	$492	$(5)	$(4)	$5,057	$—	$—	$—
Voya Floating Rate Fund - Class I	3,298	287	(304)	(113)	3,168	68	(7)	—
Voya Global Real Estate Fund - Class R6	—	906	(1)	21	926	4	—	—
Voya High Yield Bond Fund - Class I	2,642	168	(814)	(118)	1,878	67	(47)	—
Voya Intermediate Bond Fund - Class R6	4,617	2,352	(1,783)	(95)	5,091	67	22	—
Voya International Core Fund - Class I	6,508	59	(559)	(317)	5,691	—	(34)	—
Voya Large Cap Growth Fund - Class R6	11,091	282	(8,543)	(2,830)	—	32	165	250
Voya Large Cap Growth Fund - Class R6	—	8,131	(310)	2,380	10,201	—	144	—
Voya Large Cap Value Fund - Class R6	6,871	242	(389)	(395)	6,329	60	(1)	—
Voya Multi-Manager Emerging Markets Equity Fund - Class I	2,607	364	(85)	(360)	2,526	—	(15)	—
Voya Multi-Manager International Equity Fund - Class I	1,302	2,449	(6)	58	3,803	—	—	—
Voya Multi-Manager Mid Cap Value Fund - Class I	2,941	354	(923)	(122)	2,250	—	(43)	—
Voya Real Estate Fund - Class R6	1,301	551	(810)	(105)	937	16	114	—
Voya Short Term Bond Fund - Class R6	2,636	187	(260)	(21)	2,542	24	(2)	—
Voya Small Company Fund - Class R6	1,959	47	(26)	(16)	1,964	—	6	—
	$52,347	$16,871	$(14,818)	$(2,037)	$52,363	$338	$302	$250

The financial statements for the above mutual fund[s] can be found at www.sec.gov.
See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Retirement Solution 2035 Fund	as of November 30, 2015 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 15.9%
15	iShares Barclays Aggregate Bond Fund	$1,632	2.6
28	iShares Russell 1000 Value Index Fund	2,820	4.4
10	iShares Russell 2000 Value Index Fund	979	1.5
24	iShares Russell Midcap Growth Index Fund	2,266	3.5
12	SPDR Trust Series 1	2,504	3.9
	Total Exchange-Traded Funds (Cost $9,930)	10,201	15.9
MUTUAL FUNDS: 83.5%
	Affiliated Investment Companies: 82.6%
317	Voya Corporate Leaders 100 Fund - Class R6	5,711	8.9
326	Voya Floating Rate Fund - Class I	3,180	5.0
48	Voya Global Real Estate Fund - Class R6	929	1.5
163	Voya High Yield Bond Fund - Class I	1,255	2.0
417	Voya Intermediate Bond Fund - Class R6	4,151	6.5
666	Voya International Core Fund - Class I	6,347	9.9
308	Voya Large Cap Growth Fund - Class R6	10,559	16.5
517	Voya Large Cap Value Fund - Class R6	6,353	9.9
411	Voya Multi-Manager Emerging Markets Equity Fund - Class I	3,804	5.9
529	Voya Multi-Manager International Equity Fund - Class I	5,726	8.9
Shares			Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
		Affiliated Investment Companies (continued)
180		Voya Multi-Manager Mid Cap Value Fund - Class I	$2,258	3.5
45		Voya Real Estate Fund - Class R6	940	1.5
65		Voya Short Term Bond Fund - Class R6	638	1.0
6		Voya SmallCap Opportunities Fund - Class R6	991	1.6
			52,842	82.6
		Unaffiliated Investment Companies: 0.9%
128	@	Credit Suisse Commodity Return Strategy Fund - Class I	597	0.9
		Total Mutual Funds (Cost $52,830)	53,439	83.5
		Total Investments in Securities (Cost $62,760)	$63,640	99.4
		Assets in Excess of Other Liabilities	354	0.6
		Net Assets	$63,994	100.0

@
Non-income producing security.

Cost for federal income tax purposes is $62,863.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$2,984
Gross Unrealized Depreciation	(2,207)
Net Unrealized Appreciation	$777

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of November 30, 2015 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2015
Asset Table
Investments, at fair value
Exchange-Traded Funds	$10,201	$—	$—	$10,201
Mutual Funds	53,439	—	—	53,439
Total Investments, at fair value	$63,640	$—	$—	$63,640

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Retirement Solution 2035 Fund	as of November 30, 2015 (Unaudited) (continued)

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended November 30, 2015, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 5/31/15	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 11/30/15	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Corporate Leaders 100 Fund - Class R6	$5,291	$486	$(55)	$(11)	$5,711	$—	$(2)	$—
Voya Floating Rate Fund - Class I	3,338	317	(362)	(113)	3,180	67	(8)	—
Voya Global Real Estate Fund - Class R6	—	910	(1)	20	929	4	—	—
Voya High Yield Bond Fund - Class I	2,674	151	(1,492)	(78)	1,255	63	(87)	—
Voya Intermediate Bond Fund - Class R6	2,003	2,312	(129)	(35)	4,151	34	(1)	—
Voya International Core Fund - Class I	7,246	—	(542)	(357)	6,347	—	(35)	—
Voya Large Cap Growth Fund - Class R6	11,557	289	(8,958)	(2,888)	—	33	218	256
Voya Large Cap Growth Fund - Class R6	—	8,411	(250)	2,398	10,559	—	117	—
Voya Large Cap Value Fund - Class R6	6,962	167	(387)	(389)	6,353	60	(19)	—
Voya Multi-Manager Emerging Markets Equity Fund - Class I	3,960	485	(84)	(557)	3,804	—	(15)	—
Voya Multi-Manager International Equity Fund - Class I	3,954	1,932	(5)	(155)	5,726	—	—	—
Voya Multi-Manager Mid Cap Value Fund - Class I	2,976	325	(920)	(123)	2,258	—	(44)	—
Voya Real Estate Fund - Class R6	1,317	538	(807)	(108)	940	16	116	—
Voya Short Term Bond Fund - Class R6	667	52	(75)	(6)	638	6	(1)	—
Voya SmallCap Opportunities Fund - Class R6	992	33	(17)	(17)	991	—	(1)	—
	$52,937	$16,408	$(14,084)	$(2,419)	$52,842	$283	$238	$256

The financial statements for the above mutual fund[s] can be found at www.sec.gov.
See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Retirement Solution 2040 Fund	as of November 30, 2015 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS:14.6%
36	iShares Russell 1000 Value Index Fund	$3,625	5.5
14	iShares Russell 2000 Value Index Fund	1,370	2.1
35	iShares Russell Midcap Growth Index Fund	3,305	5.1
6	SPDR Trust Series 1	1,252	1.9
	Total Exchange-Traded Funds (Cost $9,250)	9,552	14.6
MUTUAL FUNDS: 85.2%
	Affiliated Investment Companies: 84.3%
325	Voya Corporate Leaders 100 Fund - Class R6	5,842	8.9
134	Voya Floating Rate Fund - Class I	1,301	2.0
49	Voya Global Real Estate Fund - Class R6	950	1.5
167	Voya High Yield Bond Fund - Class I	1,283	2.0
525	Voya Intermediate Bond Fund - Class R6	5,226	8.0
681	Voya International Core Fund - Class I	6,492	9.9
343	Voya Large Cap Growth Fund - Class R6	11,782	18.1
556	Voya Large Cap Value Fund - Class R6	6,823	10.4
419	Voya Multi-Manager Emerging Markets Equity Fund - Class I	3,871	5.9
Shares			Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
		Affiliated Investment Companies (continued)
541		Voya Multi-Manager International Equity Fund - Class I	$5,857	9.0
263		Voya Multi-Manager Mid Cap Value Fund - Class I	3,300	5.0
46		Voya Real Estate Fund - Class R6	962	1.5
22		Voya SmallCap Opportunities Fund - Class R6	1,349	2.1
			55,038	84.3
		Unaffiliated Investment Companies: 0.9%
131	@	Credit Suisse Commodity Return Strategy Fund - Class I	610	0.9
		Total Mutual Funds (Cost $54,844)	55,648	85.2
		Total Investments in Securities (Cost $64,094)	$65,200	99.8
		Assets in Excess of Other Liabilities	163	0.2
		Net Assets	$65,363	100.0

@
Non-income producing security.

Cost for federal income tax purposes is $64,229.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$3,280
Gross Unrealized Depreciation	(2,309)
Net Unrealized Appreciation	$971

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of November 30, 2015 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2015
Asset Table
Investments, at fair value
Exchange-Traded Funds	$9,552	$—	$—	$9,552
Mutual Funds	55,648	—	—	55,648
Total Investments, at fair value	$65,200	$—	$—	$65,200

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Retirement Solution 2040 Fund	as of November 30, 2015 (Unaudited) (continued)

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended November 30, 2015, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 5/31/15	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 11/30/15	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Corporate Leaders 100 Fund - Class R6	$5,417	$501	$(62)	$(14)	$5,842	$—	$(3)	$—
Voya Floating Rate Fund - Class I	1,366	134	(153)	(46)	1,301	28	(4)	—
Voya Global Real Estate Fund - Class R6	—	931	(1)	20	950	4	—	—
Voya High Yield Bond Fund - Class I	2,736	292	(1,672)	(73)	1,283	64	(95)	—
Voya Intermediate Bond Fund - Class R6	1,366	4,093	(200)	(33)	5,226	38	(1)	—
Voya International Core Fund - Class I	8,759	—	(1,869)	(398)	6,492	—	(133)	—
Voya Large Cap Growth Fund - Class R6	12,835	321	(9,953)	(3,203)	—	36	240	285
Voya Large Cap Growth Fund - Class R6	—	9,351	(247)	2,678	11,782	—	115	—
Voya Large Cap Value Fund - Class R6	7,453	180	(410)	(400)	6,823	64	(36)	—
Voya Multi-Manager Emerging Markets Equity Fund - Class I	4,051	481	(90)	(571)	3,871	—	(15)	—
Voya Multi-Manager International Equity Fund - Class I	4,044	1,977	(5)	(159)	5,857	—	—	—
Voya Multi-Manager Mid Cap Value Fund - Class I	3,721	983	(1,259)	(145)	3,300	—	(54)	—
Voya Real Estate Fund - Class R6	1,347	549	(824)	(110)	962	16	118	—
Voya SmallCap Opportunities Fund - Class R6	1,353	44	(22)	(26)	1,349	—	(2)	—
	$54,448	$19,837	$(16,767)	$(2,480)	$55,038	$250	$130	$285

The financial statements for the above mutual fund[s] can be found at www.sec.gov.
See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Retirement Solution 2045 Fund	as of November 30, 2015 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 15.8%
5	iShares Barclays 20+ Year Treasury Bond Fund	$607	0.9
36	iShares Russell 1000 Value Index Fund	3,626	5.5
14	iShares Russell 2000 Value Index Fund	1,370	2.1
38	iShares Russell Midcap Growth Index Fund	3,588	5.4
6	SPDR Trust Series 1	1,252	1.9
	Total Exchange-Traded Funds (Cost $10,163)	10,443	15.8
MUTUAL FUNDS: 83.7%
	Affiliated Investment Companies: 82.8%
327	Voya Corporate Leaders 100 Fund - Class R6	5,891	8.9
118	Voya Floating Rate Fund - Class I	1,148	1.7
49	Voya Global Real Estate Fund - Class R6	958	1.5
281	Voya Intermediate Bond Fund - Class R6	2,801	4.2
824	Voya International Core Fund - Class I	7,857	11.9
366	Voya Large Cap Growth Fund - Class R6	12,544	19.0
614	Voya Large Cap Value Fund - Class R6	7,537	11.4
424	Voya Multi-Manager Emerging Markets Equity Fund - Class I	3,923	6.0
Shares			Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
		Affiliated Investment Companies (continued)
546		Voya Multi-Manager International Equity Fund - Class I	$5,907	9.0
292		Voya Multi-Manager Mid Cap Value Fund - Class I	3,661	5.6
46		Voya Real Estate Fund - Class R6	970	1.5
22		Voya SmallCap Opportunities Fund - Class R6	1,360	2.1
			54,557	82.8
		Unaffiliated Investment Companies: 0.9%
132	@	Credit Suisse Commodity Return Strategy Fund - Class I	615	0.9
		Total Mutual Funds (Cost $54,134)	55,172	83.7
		Total Investments in Securities (Cost $64,297)	$65,615	99.5
		Assets in Excess of Other Liabilities	301	0.5
		Net Assets	$65,916	100.0

@
Non-income producing security.

Cost for federal income tax purposes is $64,382.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$3,369
Gross Unrealized Depreciation	(2,136)
Net Unrealized Appreciation	$1,233

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of November 30, 2015 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2015
Asset Table
Investments, at fair value
Exchange-Traded Funds	$10,443	$—	$—	$10,443
Mutual Funds	55,172	—	—	55,172
Total Investments, at fair value	$65,615	$—	$—	$65,615

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Retirement Solution 2045 Fund	as of November 30, 2015 (Unaudited) (continued)

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended November 30, 2015, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 5/31/15	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 11/30/15	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Corporate Leaders 100 Fund - Class R6	$5,467	$528	$(89)	$(15)	$5,891	$—	$(4)	$—
Voya Floating Rate Fund - Class I	1,378	126	(316)	(40)	1,148	27	(8)	—
Voya Global Real Estate Fund - Class R6	—	938	(1)	21	958	4	—	—
Voya Intermediate Bond Fund - Class R6	1,378	1,618	(164)	(31)	2,801	29	(1)	—
Voya International Core Fund - Class I	8,155	164	(55)	(407)	7,857	—	(2)	—
Voya Large Cap Growth Fund - Class R6	13,628	340	(10,595)	(3,373)	—	39	265	301
Voya Large Cap Growth Fund - Class R6	—	9,934	(217)	2,827	12,544	—	101	—
Voya Large Cap Value Fund - Class R6	7,861	207	(95)	(436)	7,537	70	(3)	—
Voya Multi-Manager Emerging Markets Equity Fund - Class I	4,092	460	(42)	(587)	3,923	—	(7)	—
Voya Multi-Manager International Equity Fund - Class I	6,119	201	(4)	(409)	5,907	—	—	—
Voya Multi-Manager Mid Cap Value Fund - Class I	3,754	1,026	(979)	(140)	3,661	—	(40)	—
Voya Real Estate Fund - Class R6	1,359	547	(824)	(112)	970	16	118	—
Voya SmallCap Opportunities Fund - Class R6	1,365	46	(24)	(27)	1,360	—	(2)	—
	$54,556	$16,135	$(13,405)	$(2,729)	$54,557	$185	$417	$301

The financial statements for the above mutual fund[s] can be found at www.sec.gov.
See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Retirement Solution 2050 Fund	as of November 30, 2015 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 15.8%
5	iShares Barclays 20+ Year Treasury Bond Fund	$607	0.9
36	iShares Russell 1000 Value Index Fund	3,626	5.5
14	iShares Russell 2000 Value Index Fund	1,370	2.1
38	iShares Russell Midcap Growth Index Fund	3,588	5.4
6	SPDR Trust Series 1	1,252	1.9
	Total Exchange-Traded Funds (Cost $10,163)	10,443	15.8
MUTUAL FUNDS: 83.7%
	Affiliated Investment Companies: 82.8%
328	Voya Corporate Leaders 100 Fund - Class R6	5,892	8.9
118	Voya Floating Rate Fund - Class I	1,148	1.7
49	Voya Global Real Estate Fund - Class R6	958	1.5
281	Voya Intermediate Bond Fund - Class R6	2,801	4.2
824	Voya International Core Fund - Class I	7,857	11.9
366	Voya Large Cap Growth Fund - Class R6	12,543	19.0
614	Voya Large Cap Value Fund - Class R6	7,538	11.4
424	Voya Multi-Manager Emerging Markets Equity Fund - Class I	3,924	6.0
546	Voya Multi-Manager International Equity Fund - Class I	5,907	9.0
Shares			Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
		Affiliated Investment Companies (continued)
292		Voya Multi-Manager Mid Cap Value Fund - Class I	$3,661	5.6
46		Voya Real Estate Fund - Class R6	970	1.5
22		Voya SmallCap Opportunities Fund - Class R6	1,361	2.1
			54,560	82.8
		Unaffiliated Investment Companies: 0.9%
132	@	Credit Suisse Commodity Return Strategy Fund - Class I	615	0.9
		Total Mutual Funds (Cost $54,178)	55,175	83.7
		Total Investments in Securities (Cost $64,341)	$65,618	99.5
		Assets in Excess of Other Liabilities	298	0.5
		Net Assets	$65,916	100.0

@
Non-income producing security.

Cost for federal income tax purposes is $64,425.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$3,368
Gross Unrealized Depreciation	(2,175)
Net Unrealized Appreciation	$1,193

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of November 30, 2015 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2015
Asset Table
Investments, at fair value
Exchange-Traded Funds	$10,443	$—	$—	$10,443
Mutual Funds	55,175	—	—	55,175
Total Investments, at fair value	$65,618	$—	$—	$65,618

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Retirement Solution 2050 Fund	as of November 30, 2015 (Unaudited) (continued)

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the year ended November 30, 2015, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 5/31/15	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 11/30/15	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Corporate Leaders 100 Fund - Class R6	$5,468	$527	$(88)	$(15)	$5,892	$—	$(4)	$—
Voya Floating Rate Fund - Class I	1,378	126	(316)	(40)	1,148	27	(8)	—
Voya Global Real Estate Fund - Class R6	—	938	(1)	21	958	4	—	—
Voya Intermediate Bond Fund - Class R6	1,378	1,618	(164)	(31)	2,801	30	(1)	—
Voya International Core Fund - Class I	8,156	164	(54)	(409)	7,857	—	(2)	—
Voya Large Cap Growth Fund - Class R6	13,629	340	(10,597)	(3,372)	—	38	265	301
Voya Large Cap Growth Fund - Class R6	—	9,935	(216)	2,824	12,543	—	101	—
Voya Large Cap Value Fund - Class R6	7,862	207	(96)	(435)	7,538	70	(3)	—
Voya Multi-Manager Emerging Markets Equity Fund - Class I	4,093	460	(42)	(587)	3,924	—	(7)	—
Voya Multi-Manager International Equity Fund - Class I	6,119	201	(5)	(408)	5,907	—	—	—
Voya Multi-Manager Mid Cap Value Fund - Class I	3,754	1,026	(979)	(140)	3,661	—	(40)	—
Voya Real Estate Fund - Class R6	1,359	547	(823)	(113)	970	16	120	—
Voya SmallCap Opportunities Fund - Class R6	1,365	46	(24)	(26)	1,361	—	(2)	—
	$54,561	$16,135	$(13,405)	$(2,731)	$54,560	$185	$419	$301

The financial statements for the above mutual fund[s] can be found at www.sec.gov.
See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Retirement Solution 2055 Fund	as of November 30, 2015 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 16.2%
4	iShares Barclays 20+ Year Treasury Bond Fund	$486	0.7
39	iShares Russell 1000 Value Index Fund	3,928	5.9
14	iShares Russell 2000 Value Index Fund	1,370	2.1
39	iShares Russell Midcap Growth Index Fund	3,682	5.6
6	SPDR Trust Series 1	1,252	1.9
	Total Exchange-Traded Funds (Cost $10,495)	10,718	16.2
MUTUAL FUNDS: 83.5%
	Affiliated Investment Companies: 82.6%
328	Voya Corporate Leaders 100 Fund - Class R6	5,899	8.9
49	Voya Global Real Estate Fund - Class R6	966	1.5
282	Voya Intermediate Bond Fund - Class R6	2,807	4.2
826	Voya International Core Fund - Class I	7,873	11.9
386	Voya Large Cap Growth Fund - Class R6	13,232	20.0
642	Voya Large Cap Value Fund - Class R6	7,882	11.9
425	Voya Multi-Manager Emerging Markets Equity Fund - Class I	3,932	6.0
547	Voya Multi-Manager International Equity Fund - Class I	5,919	9.0
Shares			Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
		Affiliated Investment Companies (continued)
293		Voya Multi-Manager Mid Cap Value Fund - Class I	$3,668	5.6
46		Voya Real Estate Fund - Class R6	972	1.5
22		Voya SmallCap Opportunities Fund - Class R6	1,363	2.1
			54,513	82.6
		Unaffiliated Investment Companies: 0.9%
132	@	Credit Suisse Commodity Return Strategy Fund - Class I	617	0.9
		Total Mutual Funds (Cost $53,879)	55,130	83.5
		Total Investments in Securities (Cost $64,374)	$65,848	99.7
		Assets in Excess of Other Liabilities	212	0.3
		Net Assets	$66,060	100.0

@
Non-income producing security.

Cost for federal income tax purposes is $64,455.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$3,517
Gross Unrealized Depreciation	(2,124)
Net Unrealized Appreciation	$1,393

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of November 30, 2015 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2015
Asset Table
Investments, at fair value
Exchange-Traded Funds	$10,718	$—	$—	$10,718
Mutual Funds	55,130	—	—	55,130
Total Investments, at fair value	$65,848	$—	$—	$65,848

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Retirement Solution 2055 Fund	as of November 30, 2015 (Unaudited) (continued)

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended November 30, 2015, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 5/31/15	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 11/30/15	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Corporate Leaders 100 Fund - Class R6	$6,842	$18	$(901)	$(60)	$5,899	$—	$3	$—
Voya Global Real Estate Fund - Class R6	—	989	—	(23)	966	—	—	—
Voya Intermediate Bond Fund - Class R6	1,381	1,622	(165)	(31)	2,807	29	(1)	—
Voya International Core Fund - Class I	8,174	170	(60)	(411)	7,873	—	(2)	—
Voya Large Cap Growth Fund - Class R6	13,658	458	(10,731)	(3,385)	—	40	130	317
Voya Large Cap Growth Fund - Class R6	—	10,421	(207)	3,018	13,232	—	95	—
Voya Large Cap Value Fund - Class R6	7,878	502	(82)	(416)	7,882	72	(2)	—
Voya Multi-Manager Emerging Markets Equity Fund - Class I	4,095	460	(35)	(588)	3,932	—	(6)	—
Voya Multi-Manager International Equity Fund - Class I	6,133	202	(5)	(411)	5,919	—	—	—
Voya Multi-Manager Mid Cap Value Fund - Class I	3,762	1,030	(982)	(142)	3,668	—	(40)	—
Voya Real Estate Fund - Class R6	1,362	24	(368)	(46)	972	16	72	—
Voya SmallCap Opportunities Fund - Class R6	1,368	47	(25)	(27)	1,363	—	(2)	—
	$54,653	$15,943	$(13,561)	$(2,522)	$54,513	$157	$247	$317

The financial statements for the above mutual fund[s] can be found at www.sec.gov.
See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Retirement Solution Income Fund	as of November 30, 2015 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 18.2%
5	iShares Barclays 20+ Year Treasury Bond Fund	$607	1.1
43	iShares Barclays Aggregate Bond Fund	4,679	8.1
47	iShares Barclays TIPS Bond Fund	5,208	9.0
	Total Exchange-Traded Funds (Cost $10,918)	10,494	18.2
MUTUAL FUNDS: 82.2%
	Affiliated Investment Companies: 81.3%
160	Voya Corporate Leaders 100 Fund - Class R6	2,886	5.0
297	Voya Floating Rate Fund - Class I	2,894	5.0
359	Voya Global Bond Fund - Class R6	3,446	6.0
223	Voya High Yield Bond Fund - Class I	1,715	3.0
1,461	Voya Intermediate Bond Fund - Class R6	14,535	25.2
303	Voya International Core Fund - Class I	2,888	5.0
178	Voya Large Cap Growth Fund - Class R6	6,112	10.6
400	Voya Large Cap Value Fund - Class R6	4,913	8.5
34	Voya MidCap Opportunities Fund - Class R6	877	1.5
Shares			Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
		Affiliated Investment Companies (continued)
70		Voya Multi-Manager Mid Cap Value Fund - Class I	$881	1.5
54		Voya Real Estate Fund - Class R6	1,144	2.0
470		Voya Short Term Bond Fund - Class R6	4,645	8.0
			46,936	81.3
		Unaffiliated Investment Companies: 0.9%
117	@	Credit Suisse Commodity Return Strategy Fund - Class I	543	0.9
		Total Mutual Funds (Cost $47,798)	47,479	82.2
		Total Investments in Securities (Cost $58,716)	$57,973	100.4
		Liabilities in Excess of Other Assets	(212)	(0.4)
		Net Assets	$57,761	100.0

@
Non-income producing security.

Cost for federal income tax purposes is $58,843.
Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$1,361
Gross Unrealized Depreciation	(2,231)
Net Unrealized Depreciation	$(870)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of November 30, 2015 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2015
Asset Table
Investments, at fair value
Exchange-Traded Funds	$10,494	$—	$—	$10,494
Mutual Funds	47,479	—	—	47,479
Total Investments, at fair value	$57,973	$—	$—	$57,973

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Retirement Solution Income Fund	as of November 30, 2015 (Unaudited) (continued)

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended November 30, 2015, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 5/31/15	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 11/30/15	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Corporate Leaders 100 Fund - Class R6	$—	$2,810	$(158)	$234	$2,886	$—	$14	$—
Voya Floating Rate Fund - Class I	2,971	167	(136)	(108)	2,894	61	(3)	—
Voya Global Bond Fund - Class R6	3,541	160	(150)	(105)	3,446	—	3	—
Voya High Yield Bond Fund - Class I	2,372	87	(632)	(112)	1,715	63	(37)	—
Voya Intermediate Bond Fund - Class R6	16,283	1,212	(2,771)	(189)	14,535	203	(79)	—
Voya International Core Fund - Class I	2,921	240	(150)	(123)	2,888	—	(17)	—
Voya Large Cap Growth Fund - Class R6	6,440	290	(5,559)	(1,171)	—	20	16	155
Voya Large Cap Growth Fund - Class R6	—	5,512	(351)	951	6,112	—	141	—
Voya Large Cap Value Fund - Class R6	5,286	351	(437)	(287)	4,913	47	(7)	—
Voya MidCap Opportunities Fund - Class R6	880	642	(595)	(50)	877	—	5	—
Voya Multi-Manager Mid Cap Value Fund - Class I	887	645	(673)	22	881	—	(75)	—
Voya Real Estate Fund - Class R6	1,168	76	(108)	8	1,144	15	19	—
Voya Short Term Bond Fund - Class R6	4,733	188	(236)	(40)	4,645	44	(2)	—
	$47,482	$12,380	$(11,956)	$(970)	$46,936	$453	$(22)	$155

The financial statements for the above mutual fund[s] can be found at www.sec.gov.
See Accompanying Notes to Financial Statements

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Investment Adviser
Voya Investments, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Distributor
Voya Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809
Custodian
The Bank of New York Mellon
225 Liberty Street
New York, New York 10286
Legal Counsel
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199

For more complete information, or to obtain a prospectus on any Voya mutual fund, please call your financial advisor or Voya Investments Distributor, LLC at (800) 992-0180 or log on to www.voyainvestments.com. The prospectus should be read carefully before investing. Consider the fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the fund. Check with your investment professional to determine which funds are available for sale within their firm. Not all funds are available for sale at all firms.
RETIREMENT | INVESTMENTS | INSURANCE
voyainvestments.com

SAR-RETIRESOL         (1115-012216)

Item 2. Code of Ethics.

Not required for semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not required for semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not required for semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not required for semi-annual filing.

Item 6. Schedule of Investments.

Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not required for Semi-annual filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

N/A.

Item 11. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)	There were no significant changes in the registrant’s internal controls that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	The Code of Ethics is not required for the semi-annual filing.

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(a)(3)	Not required for semi-annual filing.

(b)	The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Separate Portfolios Trust (SPorts) Trust

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date: February 5, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date: February 5, 2016

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date: February 5, 2016